1933 Act File No. 33-13388
                                   1940 Act File No. 811-5114

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X
                                                                --

   Pre-Effective Amendment No.          ..........
                                                       -  ---

   Post-Effective Amendment No.  17     ..........        X
                                                           --

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

   Amendment No.    20   .........................        X

                       FEDERATED UTILITY FUND, INC.

            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:
    immediately upon filing pursuant to paragraph (b)
- -
    on                 pursuant to paragraph (b)
       ---------------
 X  60 days after filing pursuant to paragraph (a)
    on                 pursuant to paragraph (a) of Rule 485.
 -
Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:
 X  filed the Notice required by that Rule on April 15, 1996; or
-
   intends to file the Notice required by that Rule on or about; or
 -
    during the most recent fiscal year did not sell any securities
 -
   pursuant to Rule 24f-2 under the Investment Company Act of 1940,   and,
 pursuant to Rule 24f-2(b)(2), need not file the Notice.
                                Copies to:
Matthew G. Maloney, Esquire
Dickstein, Shapiro & Morin, L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037



                           CROSS-REFERENCE SHEET

   This Amendment to the Registration Statement of FEDERATED UTILITY FUND, INC., consisting of four classes of shares: (1) Class A Shares; (2) Class B Shares; (3) Class C Shares; and (4) Class F Shares is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1-4) Cover Page.
Item 2.   Synopsis.................(1-4) General Information; (1-4) Summary
                                   of Fund Expenses.
Item 3.   Condensed Financial
            Information............(1-4) Financial Highlights
Item 4.   General Description of
            Registrant.............(1-4) Performance Information; (1-4)
                                   General Information; (1-4) Investment
                                   Information; (1-4) Investment Objective;
                                   (1-4) Investment Policies; (1-4)
                                   Investment Risks; (1-4) Investment
                                   Limitations; (1-4) Performance
                                   Information.
Item 5.   Management of the Fund...(1-4) Fund Information; (1-4) Management
                                   of the Fund; (4) Distribution of Class F
                                   Shares;  (1-4) Administration of the
                                   Fund;
Item 6.   Capital Stock and Other
            Securities.............(1-4) Shareholder Information; (1-4)
                                   Voting Rights; (1-4) Tax Information;
                                   (1-4) Federal Income Tax; (1-4)
                                   Pennsylvania Personal Property Taxes.
Item 7.   Purchase of Securities Being
            Offered................(1-4) Net Asset Value; (1-3) Investing
                                   in Shares; (4) Investing in Class F
                                   Shares; (1-4) Exchange Privileges.
Item 8.   Redemption or Repurchase.(1-3) Redeeming Shares; (4) Redeeming
                                   Class F Shares; (1-4) Through a
                                   Financial Institution; (1-4) Redeeming
                                   Shares By Telephone; (1-4) Redeeming
                                   Shares By Mail; (1-4) Contingent
                                   Deferred Sales Charge; (1-3) Elimination
                                   of the Contingent Deferred Sales Charge;
                                   (1-3) Systematic Withdrawal Program; (1-
                                   4) Accounts With Low Balances.
Item 9.   Pending Legal Proceedings     None.



PART B.   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............(1-4) Cover Page.
Item 11.  Table of Contents........(1-4) Table of Contents.
Item 12.  General Information and
            History................(1-4) General Information About the
                                   Fund.
Item 13.  Investment Objectives and
            Policies...............(1-4) Investment Objectives and
                                   Policies; (1-4) Investment Limitations.
Item 14.  Management of the Fund...(1-4) Federated Utility Fund, Inc.
                                   Management; (1-4) Directors'
                                   Compensation.
Item 15.  Control Persons and Principal
            Holders of Securities..(1-4) Fund Ownership.
Item 16.  Investment Advisory and Other
          Services.................(1-4) Investment Advisory Services; (1-
                                   4) Other Services.
Item 17.  Brokerage Allocation.....(1-4) Brokerage Transactions.
Item 18.  Capital Stock and Other
            Securities.............Not applicable.
Item 19.  Purchase, Redemption and
            Pricing of Securities
            Being Offered..........(1-4) Purchasing Shares; (1-4)
                                   Determining Net Asset Value; (1-4)
                                   Redeeming Shares; (1-4) Elimination of
                                   the Contingent Deferred Sales Charge.
Item 20.  Tax Status...............(1-4) Tax Status.
Item 21.  Underwriters.............(1-4) Distribution Plan and Shareholder
                                   Services Agreement.
Item 22.  Calculation of Performance
            Data...................(1-4) Total Return; (1-4) Yield; (1-4)
                                   Performance Comparisons.
Item 23.  Financial Statements.....(1-4) Incorporated by reference to
                                   Annual Report of Registrant dated
                                   February 29, 1996 (File Nos. 33-13388
                                   and 811-5114).










Federated Utility Fund, Inc.
(formerly, Liberty Utility Fund, Inc.)
Class A Shares
Class B  Shares
Class C  Shares



Prospectus
The shares of Federated Utility Fund, Inc. (the "Fund") offered by this prospectus represent interests in the Fund which is an open-end, diversified management investment company (a mutual fund).
The Fund invests in a diversified portfolio comprised primarily of equity securities to achieve current income and long-term growth of income. Capital appreciation is a secondary objective.
The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risk including the possible loss of principal.
This prospectus contains the information you should read and know before you invest in Class A Shares Class B Shares, and Class C Shares of the Fund. Keep this prospectus for future reference.

The Fund has also filed a  Statement of Additional Information for Class A
Shares, Class B Shares, Class C Shares and Class F  Shares dated April    ,
                                                                       ---
1997, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received it electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact your financial institution.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated April    , 1997
                       ---



TABLE OF CONTENTS


SUMMARY OF FUND EXPENSES


FINANCIAL HIGHLIGHTS-CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES


GENERAL INFORMATION

The Fund was incorporated under the laws of the State of Maryland on April 20, 1987. From the date of the Fund's initial public offering in 1987 until May 27, 1988, the Fund was operated as a closed-end investment company. On May 16, 1988, the shareholders of the Fund approved the conversion of the Fund from a closed-end investment company to an open-end investment company. Shareholders of the Fund, at a meeting held January 18, 1990, approved the Fund's name change from Progressive Income Equity Fund, Inc. to Liberty Utility Fund, Inc. At a meeting of the Board of Directors held on February 26, 1996, the Directors approved an amendment to the Articles of Incorporation to change the name of Liberty Utility Fund, Inc. to Federated Utility Fund, Inc. The Articles of Incorporation permit the Fund to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to the Fund, as of the date of this prospectus, the Board of Directors has established four classes of shares, known as Class A Shares, Class B Shares, Class C Shares, and Class F Shares (individually and collectively as the context requires, "Shares"). This prospectus relates only to the Class A Shares, Class B Shares, and Class C Shares of the Fund.

Shares of the Fund are designed to give institutions and individuals a convenient means of accumulating an interest in a professionally managed, diversified portfolio comprised primarily of equity securities. The minimum initial investment for Class A Shares is $500. The minimum initial investment for Class B Shares and Class C Shares is $1500. However, the minimum initial investment for a retirement account in any class is $50. Subsequent investments in any class must be in amounts of at least $100, except for retirement plans which must be in amounts of at least $50.
The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under `Federated'' and the appropriate class designation listing.
INVESTMENT INFORMATION

INVESTMENT OBJECTIVES
The primary investment objectives of the Fund is current income and long-term growth of income. Capital appreciation is a secondary objective. While there is no assurance that the Fund will achieve its investment objectives, it endeavors to do so by following the policies described in this prospectus. The investment objectives cannot be changed without approval of shareholders.
INVESTMENT POLICIES
ACCEPTABLE INVESTMENTS. The Fund will seek to achieve its investment objectives by investing primarily in common stocks, preferred stocks, units of participation in master limited partnerships which are traded on national securities exchanges, securities convertible into stock, and debt securities issued by companies in the utilities industry. Under normal conditions, with respect to 65% of its assets, the Fund will invest in utility companies that derive 50% of their revenues from utilities or assets relating to utility industries. Securities issued by companies in the utilities industry include companies engaged in the production, transmission or distribution of electric energy or gas, or in communications facilities such as telephone or telegraph services.
Debt obligations in the portfolio, at the time they are purchased, shall be limited to those which fall in one of the following categories: (i) rated investment grade by either Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or (ii) determined by the adviser to be of investment grade and not rated by either of the aforementioned rating services, or (iii) the subordinated debt of issuers whose senior debt obligations are deemed to be investment grade by either of the aforementioned rating services. These subordinated debt securities may be unrated or rated below investment grade by Moody's or S&P. Securities rated in the lowest category of investment grade have speculative characteristics. Changes in economic or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. The prices of fixed income securities fluctuate inversely to the direction of interest rates.
For temporary or defensive purposes, the Fund may be primarily invested in short-term money market instruments including certificates of deposit, obligations issued or guaranteed by the United States government or its agencies or instrumentalities, commercial paper rated not lower than A-1 by S&P or Prime-1 by Moody's or repurchase agreements.
The investment policies described above cannot be changed without shareholder approval.
Downgraded securities will be evaluated on a case by case basis by the adviser. The adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. The Directors apply this limitation to debt convertible securities.
REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.
LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities, on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will limit the amount of portfolio securities it may lend to not more than one-third of its total assets. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in cash or United States government securities that will be maintained in an amount equal to at least 100% of the current market value of the securities loaned.
There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 10% of its total assets in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objectives and policies but which are subject to restriction on resale under federal securities law. To the extent these securities are deemed to be illiquid, the Fund will limit its purchases together with other securities considered to be illiquid to 15% of its net assets. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.
The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
COVERED CALL OPTIONS. The Fund may also write call options on all or any portion of its portfolio to generate income for the Fund. Call options written by the Fund give the holder the right to buy the underlying securities of the Fund at the stated exercise price. The Fund will write call options only on securities either held in its portfolio, or for which it has the right to obtain without payment of further consideration, or for which it has segregated cash in the amount of any additional consideration. The call options which the Fund writes and sells must be listed on a recognized options exchange. The Fund's investment in call options shall not exceed 5% of the Fund's total assets.
SECURITIES OF FOREIGN ISSUERS. The Fund may purchase American Depository Receipts ("ADRs") issued by U.S. Banks as a substitute for direct ownership of securities of foreign companies in the utilities industry. ADRs are traded in the United States on stock exchanges and in the over-the-counter markets like stocks of domestic companies.
INVESTMENT RISKS
The Fund will attempt to meet its investment objectives by being at least 65% invested in securities issued by companies in the domestic and foreign utilities industries. There are certain risks associated with the utilities industries and with foreign securities of which investors in the Fund should be aware.
CONSIDERATIONS OF UTILITY SECURITIES. There are certain risks and considerations affecting utility companies, and the holders of utility company securities, which an investor should take into account when investing in those securities. Factors which may adversely affect utility companies include: difficulty in financing large construction programs during inflationary periods; technological innovations which may cause existing plants, equipment, or products to become less competitive or obsolete; the impact of natural or man-made disasters (especially on regional utilities); increased costs or reductions in production due to the unavailability of appropriate types of fuel; seasonally or occasionally reduced availability or higher cost of natural gas; and reduced demand due to energy conservation among consumers. The revenues of domestic and foreign utility companies generally reflect the economic growth and developments in the geographic areas in which they do business. Furthermore, utility securities tend to be interest rate sensitive.
In addition, most utility companies in the United States and in foreign countries are subject to government regulation. Generally, the purpose of such regulation is to ensure desirable levels of service and adequate capacity to meet public demand. To this end, prices are often regulated to enable consumers to obtain service at what is perceived to be a fair price, while attempting to provide utility companies with a rate of return sufficient to attract capital investment necessary for continued operation and necessary growth. Recently, utility regulators have permitted utilities to diversify outside of their original geographic regions and their traditional lines of business. While the adviser believes that these opportunities will permit certain utility companies to earn more than their traditional regulated rates of return, other companies may be forced to defend their core business and may be less profitable. Of course, there can be no assurance that all of the regulatory policies described in this paragraph will continue in the future.
In addition to the effects of regulation described in the previous paragraph, utility companies may also be adversely affected by the following regulatory considerations: the development and implementation of a national energy policy; the differences between regulatory policies of different jurisdictions (or different regulators which have concurrent jurisdiction); shifts in regulatory policies; adequacy of rate increases; and future regulatory legislation.
Foreign utility companies may encounter different risks and opportunities than those located in the United States. Foreign utility companies may be more heavily regulated than their United States counterparts. Many foreign utility companies currently use fuels which cause more pollution than fuels used by United States utilities; in the future, it may be necessary for such foreign utility companies to invest heavily in pollution control equipment or otherwise meet pollution restrictions. Rapid growth in certain foreign economies may encourage the growth of utility industries in those countries. Although many foreign utility companies are currently government-owned, the adviser believes that it is likely that some foreign governments will seek to "privatize" their utility companies, i.e., transfer ownership to private investors.
In addition to the foregoing considerations which affect most utility companies, there are specific considerations which affect specific utility industries:
ELECTRIC. The electric utility industry is made up of companies that are engaged in the generation, transmission, and sale of electric energy. Domestic electric utility companies have generally been favorably affected by lower fuel and financing costs and the completion of major construction programs. Some electric utilities are able to sell power outside of their traditional geographic areas. Electric utility companies have historically been subject to increases in fuel and other operating costs, high interest costs on borrowings needed for capital construction programs, compliance with environmental and safety regulations, and changes in the regulatory climate.
In the United States, the construction and operation of nuclear power facilities is subject to a high degree of regulatory oversight by the Nuclear Regulatory Commission and state agencies with concurrent jurisdiction. In addition, the design, construction, licensing, and operation of nuclear power facilities are often subject to lengthy delays and unanticipated costs due to changes in regulatory policy, regional political actions, and lawsuits. Furthermore, during rate authorizations, utility regulators may disallow the inclusion in electric rates of the higher operating costs and expenditures resulting from these delays and unanticipated costs, including the costs of a nuclear facility which a utility company may never be able to use.
TELECOMMUNICATIONS. The telephone industry is large and highly concentrated. The greatest portion of this segment is comprised of companies which distribute telephone services and provide access to the telephone networks. While many telephone utility companies have diversified into other businesses in recent years, the profitability of telephone utility companies could be adversely affected by increasing competition, technological innovations, and other structural changes in the industry. Cable television companies are typically local monopolies, subject to scrutiny by both utility regulators and municipal governments. Emerging technologies and legislation encouraging local competition are combining to threaten these monopolies and may slow future growth rates of these companies. The radio telecommunications segment of this industry, including cellular telephone, is in its early developmental phases and is characterized by emerging, rapidly growing companies.
GAS. Gas transmission and distribution companies are undergoing significant changes. In the United States, the Federal Energy Regulatory Commission is reducing its regulation of interstate transmission of gas. While gas utility companies have in the recent past been adversely affected by disruptions in the oil industry, increased concentration, and increased competition, the adviser believes that environmental considerations should benefit the gas industry in the future.
WATER. Water utility companies purify, distribute, and sell water. This industry is highly fragmented because most of the water supplies are owned by local authorities. Water utility companies are generally mature and are experiencing little or no per capita volume growth. The adviser believes that favorable investment opportunities may result if anticipated consolidation and foreign participation in this industry occurs.
REDUCING RISKS OF UTILITY SECURITIES. The adviser believes that the risks of investing in utility securities can be reduced. The professional portfolio management techniques used by the Fund to attempt to reduce these risk include credit research and diversification techniques. The adviser will perform its own credit analysis in addition to using recognized rating agencies and other sources, including discussions with the issuer's management, the judgment of other investment analysts, and its own informed judgment. The adviser's credit analysis will consider the issuer's financial soundness, its responsiveness to changes in interest rates and business conditions, and its anticipated cash flow, interest or dividend coverage, and earnings. In evaluating an issuer, the adviser places special emphasis on the estimated current value of the issuer's assets rather than historical costs.

SECURITIES OF FOREIGN ISSUERS. Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. In an attempt to reduce some of these risks, the Fund diversifies its investments broadly among foreign countries, including both developed and developing countries.
The Fund will take advantage of the unusual opportunities for higher returns available from investing in developing countries and may invest up to 10% of its total assets in the utility securities of such countries. These investments carry considerably more volatility and risk because they are associated with less mature economies and less stable political systems.

EXCHANGE RATES. Foreign securities are denominated in foreign currencies. Therefore, the value in U.S. dollars of the Fund's assets and income may be affected by changes in exchange rates and regulations.
Although the Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily.
When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell securities. FOREIGN COMPANIES. Other differences between investing in foreign and U.S. companies include:
     oless publicly available information about foreign companies;
     othe lack of uniform financial accounting standards applicable to foreign companies;
     oless readily available market quotations on foreign companies; odifferences in government regulation and supervision of foreign stock  exchanges, brokers, listed companies, and banks;
     ogenerally lower foreign stock market value;
     othe likelihood that foreign securities may be less liquid or more volatile;
     oforeign brokerage commissions may be higher;
     ounreliable mail service between countries; and opolitical or financial changes which adversely affect investments in some  countries.

RISK CONSIDERATIONS IN DEVELOPING COUNTRIES. Securities prices in developing countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, developing countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Such countries may also have restrictions on foreign ownership or prohibitions on the repatriation of assets, and may have less protection of property rights than developed countries.
The economies of developing countries may be predominantly based on only a few industries or dependent on revenues from particular commodities or on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in developing countries may trade a small number of securities and may be unable to respond effectively to increase in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in developing countries typically offer less regulatory protection for investors.

U.S. GOVERNMENT POLICIES. In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the Fund. Although the Fund is unaware of any current restrictions, investors are advised that these policies could be reinstituted.
INVESTMENT LIMITATIONS
The Fund will not change any of the investment limitations described below without approval of shareholders. The Fund will not:
     oinvest more than 25% of its total assets (valued at time of investment) in securities of companies engaged principally in any one industry other than the utilities industry, except that this restriction does not apply to cash or cash items and securities issued or guaranteed by the United States government or its agencies or instrumentalities;
     oinvest more than 5% of the value of its total assets in securities of companies, including their predecessors, which have been in operation for less than three years;
     oinvest more than 5% of its total assets (valued at the time of investment) in the securities of any one issuer, except that this restriction does not apply to cash and cash items, repurchase agreements, and securities issued or guaranteed by the United
      States government or its agencies or  instrumentalities;
     oacquire more than 10% of the outstanding voting securities of any one issuer  (at the time of acquisition);
     oborrow money, issue senior securities, or pledge assets, except that under certain circumstances the Fund may borrow money and engage in reverse repurchase transactions in amounts up to one-third of the value of its net assets, including the amounts borrowed, and pledge up to 10% of the value of those assets to secure such borrowings. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any such borrowings are outstanding. However, during the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements;
     olend any of its assets except portfolio securities up to one-third of the value of its total assets. This shall not prevent the purchase or holding of corporate bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objectives and policies;
     owrite call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. The Fund's investment in put or call options, straddles, spreads, or any combination thereof shall not exceed 5% of the Fund's total assets;
     oinvest more than 5% of its net assets in warrants, not more than 2%
      of which can be warrants not listed on recognized exchanges; or oinvest more than 15% of total assets in securities of foreign issuers not  listed on recognized exchanges.
If a percentage restriction set forth above is adhered to at the time a transaction is effected, later changes in percentage resulting from changes in value or in the number of outstanding securities of an issuer will not be considered a violation.
NET ASSET VALUE

The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of each class of Shares in the market value of all securities and other assets of the Fund, subtracting the interest of each class of Shares in the liabilities of the Fund and those attributable to each class of Shares, and dividing the remainder by the total number of each class of Shares outstanding. The net asset value for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.
The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. INVESTING IN THE FUND

The Fund offers investors three classes of Shares that carry sales charges and contingent deferred sales charges in different forms and amounts and which bear different levels of expenses.
CLASS A SHARES. An investor who purchases Class A Shares pays a maximum sales charge of 5.50% at the time of purchase. As a result, Class A Shares are not subject to any charges when they are redeemed (except for special programs offered under "Purchases with Proceeds From Redemptions of Unaffiliated Investment Companies.") Certain purchases of Class A Shares qualify for reduced sales charges. See "Reducing or Eliminating the Sales Charge." Class A Shares have no conversion feature.
CLASS B SHARES. Class B Shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge of up to 5.50% if redeemed within six full years following purchase. Class B Shares also bear a higher 12b-1 fee than Class A Shares. Class B Shares will automatically convert into Class A Shares, based on relative net asset value, on or around the fifteenth of the month eight full years after the purchase date. Class B Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion) will have a higher expense ratio and pay lower dividends than Class A Shares due to the higher 12b-1 fee.
CLASS C SHARES. Class C Shares are sold without an initial sales charge, but are subject to a 1.00% contingent deferred sales charge on assets redeemed within the first 12 months following purchase. Class C Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but will have a higher expense ratio and pay lower dividends than Class A Shares due to their higher 12b-1 fee. Class C Shares have no conversion feature.
HOW TO PURCHASE SHARES

Shares of the Fund are sold on days on which the New York Stock Exchange is open for business. Shares of the Fund may be purchased as described below, either through a financial institution (such as a bank or broker/dealer which has a sales agreement with the distributor) or by wire or by check directly to the Fund, with a minimum initial investment of $500 for Class A Shares and $1,500 for Class B Shares and Class C Shares. Additional investments can be made for as little as $100. The minimum initial and subsequent investment for retirement plans is only $50. (Financial institutions may impose different minimum investment requirements on their customers.)
In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased.
INVESTING IN CLASS A SHARES

Class A Shares are sold at their net asset value next determined after an order is received, plus a sales charge as follows:
          Sales Charge   Dealer
     Sales Charge   as a Concession
     as a Percentage     as a
     Percentage     of Net    Percentage
Amount of of Public Amount    of Public
Transaction    Offering Price Invested  Offering Price
Less than $50,000   5.50%     5.82%     5.00%
$50,000 but less  than $100,000    4.50%     4.71%     4.00%
$100,000 but less  than $250,000   3.75%     3.90%     3.25%
$250,000 but less  than $500,000   2.50%     2.56%     2.25%
$500,000 but less  than $1 million 2.00%     2.04%     1.80%
$1 million or  greater   0.00%     0.00%     0.25%*
*See sub-section entitled "Dealer Concession."
No sales charge is imposed for Class A Shares purchased through financial intermediaries that do not receive a reallowance of a sales charge. However, investors who purchase Class A Shares through a trust department, investment adviser, or other financial intermediary may be charged a service or other fee by the financial intermediary. Additionally, no sales charge is imposed on shareholders designated as Liberty Life Members or on Class A Shares purchased through `wrap accounts'' or similar programs under which clients pay a fee for services.
DEALER CONCESSION. For sales of Class A Shares, a dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor, may offer to pay dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales charge; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end.
The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.
REDUCING OR ELIMINATING THE SALES CHARGE
The sales charge can be reduced or eliminated on the purchase of Class A Shares through:
     oquantity discounts and accumulated purchases;
     oconcurrent purchases;
     osigning a 13-month letter of intent;
     ousing the reinvestment privilege; or
     opurchases with proceeds from redemptions of unaffiliated investment company  shares.
QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table above, larger purchases reduce the sales charge paid. The Fund will combine purchases of Class A Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.
If an additional purchase of Class A Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.
To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms the purchases.
CONCURRENT PURCHASES. For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of two or more Class A Shares of certain other funds for which Federated Investors serve as investment advisers or principal underwriter (the `Federated Funds''), the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in one of the other Class A Shares in the Federated Funds with a sales charge, and $20,000 in this Fund, the sales charge would be reduced.
To receive this sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will reduce the sales charge after it confirms the purchases.
LETTER OF INTENT. If a shareholder intends to purchase at least $50,000 of shares of Federated Funds (excluding money market funds) over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 5.50% of the total amount intended to be purchased in escrow (in shares) until such purchase is completed.
The Shares held in escrow in the shareholder's account will be released upon the fulfillment of the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales charge.
While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares of any Federated Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.
REINVESTMENT PRIVILEGE. If Class A Shares in the Fund have been redeemed, the shareholder has the privilege within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his Class A Shares in the Fund, there may be tax consequences.
PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED INVESTMENT COMPANIES. Investors may purchase Class A Shares at net asset value, without a sales charge, with the proceeds from the redemption of shares of an unaffiliated investment company that were purchased or sold with a sales charge or commission and were not distributed by Federated Securities Corp. The purchase must be made within 60 days of the redemption, and Federated Securities Corp. must be notified by the investor in writing, or by his financial institution, at the time the purchase is made. From time to time, the Fund may offer dealers a payment of .50 of 1.00% for Shares purchased under this program. If Shares are purchased in this manner, Fund purchases will be subject to a contingent deferred sales charge for one year from the date of purchase. Shareholders will be notified prior to the implementation of any special offering as described above.
INVESTING IN CLASS B SHARES. Class B Shares are sold at their net asset value next determined after an order is received. While Class B Shares are sold without an initial sales charge, under certain circumstances described under "Contingent Deferred Sales Charge--Class B Shares," a contingent deferred sales charge may be applied by the distributor at the time Class B Shares are redeemed.
CONVERSION OF CLASS B SHARES. Class B Shares will automatically convert into Class A Shares on or around the fifteenth of the month eight full years after the purchase date, except as noted below, and will no longer be subject to a distribution services fee (see "Distribution of Shares"). Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales charge, fee or other charge. Class B Shares acquired by exchange from Class B Shares of another Federated Fund will convert into Class A Shares based on the time of the initial purchase. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.
Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.
INVESTING IN CLASS C SHARES. Class C Shares are sold at net asset value next determined after an order is received. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase. For a complete description of this charge see "Contingent Deferred Sales Charge--Class C Shares."
PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders placed through a financial institution are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.
The financial institution which maintains investor accounts in Class B Shares or Class C Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial institutions may be subject to reclaim by the distributor for accounts transferred to financial institutions which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.
PURCHASING SHARES BY WIRE. Once an account has been established, Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention:
EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.
PURCHASING SHARES BY CHECK. Once an account has been established, Shares may be purchased by sending a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).
SPECIAL PURCHASE FEATURES
SYSTEMATIC INVESTMENT PROGRAM. Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund at the net asset value next determined after an order is received by the Fund, plus the sales charge, if applicable. Shareholders should contact their financial institution or the Fund to participate in this program.
RETIREMENT PLANS. Fund Shares can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.
EXCHANGE PRIVILEGE

CLASS A SHARES. Class A shareholders may exchange all or some of their Shares for Class A Shares of other Federated Funds as listed herein at net asset value. Neither the Fund nor any of the Federated Funds imposes any additional fees on exchanges. Shareholders in certain other Federated Funds may exchange all or some of their Shares for Class A Shares.
CLASS B SHARES. Class B shareholders may exchange all or some of their Shares for Class B Shares of other Federated Funds. (Not all Federated Funds currently offer Class B Shares. Contact your financial institution regarding the availability of other Class B Shares in the Federated Funds). Exchanges are made at net asset value without being assessed a contingent deferred sales charge on the exchanged Shares. To the extent that a shareholder exchanges Shares for Class B Shares in other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period.
CLASS C SHARES. Class C shareholders may exchange all or some of their Shares for Class C Shares in other Federated Funds at net asset value without a contingent deferred sales charge. (Not all Federated Funds currently offer Class C Shares. Contact your financial institution regarding the availability of other Class C Shares in the Federated Funds.) To the extent that a shareholder exchanges Shares for Class C Shares in other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent Deferred Sales Charge."
The Fund has exchange privileges with the following Federated Funds:
Federated American Leaders Find, Inc.; Capital Growth Fund (Class A Shares and Class C Shares only); Federated Asia Pacific Growth Fund; Federated Bond Fund; Federated Emerging Markets Fund; Federated European Growth Fund; Federated International Equity Fund; Federated International Income Fund; Federated International Small Company Fund; Federated Latin American Growth Fund; Federated Limited Term Fund (Class A Shares only); Federated Limited Term Municipal Fund (Class A Shares only); Federated Small Cap Strategies Fund; Federated Strategic Income Fund; Federated World Utility Fund; Federated Fund For U.S. Government Securities, Inc.; Federated Equity Income Fund, Inc.; Federated High Income Bond Fund, Inc.; Federated Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Federated Michigan Intermediate Municipal Trust (Class A Shares only); Federated Pennsylvania Municipal Income Fund (Class A Shares only); and Tax-Free Instruments Trust .
Prospectuses for these funds are available by writing to Federated Securities Corp.
Shareholders of Class A Shares who have been designated as Liberty Life Members are exempt from sales charges on future purchases in and exchanges between the Class A Shares of any Federated Funds, as long as they maintain a $500 balance in one of the Federated Funds.
REQUIREMENTS FOR EXCHANGE. Shareholders using this privilege must exchange Shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.
This privilege is available to shareholders resident in any state in which the Shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of Shares of the other fund. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.
TAX CONSEQUENCES. An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending upon the circumstances, a capital gain or loss may be realized.
MAKING AN EXCHANGE. Instructions for exchanges for Federated Funds may be given in writing or by telephone. Written instructions may require a signature guarantee. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Federated Shareholder Services Company, 500 Victory Road--2nd Floor, Quincy, Massachusetts 02171.
TELEPHONE INSTRUCTIONS. Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Fund. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.
Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600 and deposited to the shareholder's account before being exchanged. Telephone exchange instructions are recorded and will be binding upon the shareholder. Such instructions will be processed as of 4:00 p.m. (Eastern time) and must be received by the Fund before that time for Shares to be exchanged the same day. Shareholders exchanging into a Fund will begin receiving dividends the following business day. This privilege may be modified or terminated at any time.
HOW TO REDEEM SHARES

Shares are redeemed at their net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.
REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares of the Fund may be redeemed by calling your financial institution to request the redemption. Shares will be redeemed at the net asset value, less any applicable contingent deferred sales charge next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions (such as banks) must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service. REDEEMING SHARES BY TELEPHONE. Shares may be redeemed in any amount by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds will be mailed in the form of a check, to the shareholder's address of record or by wire transfer to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.
Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.
REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, MA 02266-8600.
If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.
The written request should state: Fund Name and the Class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.
Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, Trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.
The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice. SPECIAL REDEMPTION FEATURES
SYSTEMATIC WITHDRAWAL PROGRAM. Shareholders who desire to receive payments of a predetermined amount not less than $100 may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder.
Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in theFund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial institution. Due to the fact that Class A Shares are sold with a sales charge, it is not advisable for shareholders to continue to purchase Class A Shares while participating in this program. A contingent deferred sales charge may be imposed on Class B Shares and Class C Shares.
CONTINGENT DEFERRED SALES CHARGE
Shareholders may be subject to a contingent deferred sales charge upon redemption of their Shares under the following circumstances:
CLASS A SHARES. Class A Shares purchased under a periodic special offering with the proceeds of a redemption of Shares of an unaffiliated investment company purchased or sold with a sales charge and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of .50 of 1.00% for redemptions made within one full year of purchase. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.
CLASS B SHARES. Shareholders redeeming Class B Shares from their Fund accounts within six full years of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption in accordance with the following schedule:
          Contingent
     Year of Redemption  Deferred
     After Purchase Sales Charge
     First     5.50%
     Second    4.75%
     Third     4%
     Fourth    3%
     Fifth     2%
     Sixth     1%
     Seventh and thereafter   0%
CLASS C SHARES. Shareholders redeeming Class C Shares from their Fund accounts within one full year of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor of 1.00%. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.
CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES. The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) Shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares; (3) Shares held for fewer than six years with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund Shares for Shares of other Federated Funds in the same class (see "Exchange Privilege"). Any contingent deferred sales charge imposed at the time the exchanged for Shares are redeemed is calculated as if the shareholder had held the Shares from the date on which he became a shareholder of the exchanged-from Shares. Moreover, the contingent deferred sales charge will be eliminated with respect to certain redemptions (see "Elimination of Contingent Deferred Sales Charge").
ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2; (3) involuntary redemptions by the Fund of Shares in shareholder accounts that do not comply with the minimum balance requirements; and (4) qualifying redemptions of Class B Shares under a Systematic Withdrawal Program. To qualify for elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, the redemptions of Class B Shares must be from an account: that is at least 12 months old, has all Fund distributions reinvested in the Fund Shares, and has a value of at least $10,000 when the Systematic Withdrawal Program is established. Qualifying redemptions may not exceed 1.00% monthly of the account value as periodically determined by the Fund. For more information regarding the elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, contact your financial intermediary or the Fund. No contingent deferred sales charge will be imposed on redemptions of Shares held by Directors, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor, and their immediate family members; employees of any financial institution that sells Shares of the Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons. Finally, no contingent deferred sales charge will be imposed on the redemption of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial institution, to the extent that no payments were advanced for purchases made through such entities. The Directors reserve the right to discontinue or modify the elimination of the contingent deferred sales charge. Shareholders will be notified of a discontinuation. Any Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify Federated Securities Corp. or the transfer agent in writing that the shareholder is entitled to such elimination.

ACCOUNT AND SHARE INFORMATION

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested in writing to Federated Shareholder Services Company.
Detailed confirmations of each purchase and redemption are sent to each shareholder. Quarterly confirmations are sent to report dividends paid during that quarter.
DIVIDENDS. Dividends are declared and paid monthly to all shareholders invested in the Fund on the record date. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by contacting the transfer agent. All shareholders on the record date are entitled to the dividend. If Shares are redeemed or exchanged prior to the record date or purchased after the record date, those Shares are not entitled to that month's dividend.
CAPITAL GAINS. Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months.
ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below the Class A Share required minimum value of $500 or the required minimum value of $1,500 for Class B Shares and Class C Shares. This requirement does not apply, however, if the balance falls below the required minimum value because of changes in the net asset value of the respective Share Class. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.
FUND INFORMATION

MANAGEMENT OF THE FUND
BOARD OF DIRECTORS. The Fund is managed by a Board of Directors. The Directors are responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.
INVESTMENT ADVISER. Investment decisions for the Fund are made by Passport Research Ltd., the Fund's investment adviser (the `Adviser''), subject to direction by the Directors. Passport Research, Ltd. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.
Both the Fund and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors and could result in severe penalties.
ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to .75 of 1% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by many mutual funds with similar objectives and policies. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver at any time at its sole discretion. The Adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.
ADVISER'S BACKGROUND. Passport Research, Ltd. is a Pennsylvania limited partnership organized in 1981. Federated Advisers is the general partner of the Adviser and has a 50.5% interest in the Adviser. Federated Advisers is a subsidiary of Federated Investors. Edward D. Jones & Co. L.P. is the limited partner of the Adviser and has a 49.5% interest in the Adviser. Passport Research, Ltd. has also acted as investment adviser for Edward D. Jones & Co. Daily Passport Cash Trust since 1982. Employees of the Adviser are also employees of other advisers which are affiliates of Federated Investors.
Passport Research, Ltd. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients. Linda A. Duessel has been the Fund's portfolio manager since April 1995. Ms. Duessel joined Federated Investors in 1991 and has been a Vice President of the Fund's Adviser since 1995. Ms. Duessel was an Assistant Vice President of the Fund's Adviser from 1991 until 1995. Ms. Duessel is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.
DISTRIBUTION OF SHARES
Federated Securities Corp. is the principal distributor for Shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.
State securities laws may require certain financial institutions such as depository institutions to register as dealers
The distributor may offer to pay financial institutions an amount equal to 1% of the net asset value of Class C Shares purchased by their clients or customers at the time of purchase. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund. Financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.
The distributor will pay dealers an amount equal to 5.50% of the net asset value of Class B Shares purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from the assets of the Fund. Dealers may voluntarily waive receipt of all or any portion of these payments. The distributor may pay a portion of the distribution fee discussed below to financial institutions that waive all or any portion of the advance payments.
DISTRIBUTION PLAN (CLASS B SHARES AND CLASS C SHARES ONLY) AND SHAREHOLDER SERVICES Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), Class B Shares and Class C Shares will pay a fee to the distributor in an amount computed at an annual rate of .75% of the average daily net assets of each class of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. For Class C Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of .75% of each class of Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its sales services and distribution-related support services pursuant to the Plan.
The Distribution Plan is a compensation type Plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Shares under the Plan.
In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25 of 1% of the average daily net asset value of Class A Shares, Class B Shares, and Class C Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholders Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.
SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. Federated Securities Corp. will pay financial institutions, at the time of purchase of Class A Shares, an amount equal to .50 of 1% of the net asset value of Class A Shares purchased by their clients or customers under certain qualified retirement plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the program within 12 months after purchase.)
Furthermore, with respect to Class A Shares, Class B Shares, and Class C Shares, in addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substancial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates. ADMINISTRATION OF THE FUND
ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:
          Average Aggregate Daily Net Assets
     Maximum Administrative Fee         of the Federated Funds
     .15 of 1% on the first $250 million
     .125 of 1%     on the next $250 million
     .10 of 1% on the next $250 million
     .075 of 1%     on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.
BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Directors.
SHAREHOLDER INFORMATION

VOTING RIGHTS

Each shareholder has one vote in Director elections and other matters submitted to shareholders for vote. All shares of each portfolio or class in the Fund have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that particular portfolio or class are entitled to vote. As of February 12, 1997, Merrill Lynch Pierce Fenner & Smith, Jacksonville, Florida, acting in various capacities for numerous accounts, was the owner of record of 30.38% of the voting securities of the Class C Shares of the Fund, and therefore, may, for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

As a Maryland Corporation, the Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Directors under certain circumstances.
Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the written request of shareholders owning at least 10% of the Fund's outstanding shares of all series entitled to vote.
TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.
Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.
STATE AND LOCAL TAXES
Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.
Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield for each class of Shares including Class F Shares.
Total return represents the change, over a specific period of time, in the value of an investment in each class of Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
The yield of each class of Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by each class of Shares over a thirty-day period by the maximum offering price per share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by each class of Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
The performance information reflects the effect of the maximum sales charge and other similar non-recurring charges, such as the contingent deferred sales charge, which, if excluded, would increase the total return and yield.
Total return and yield will be calculated separately for Class A Shares, Class B Shares, Class C Shares, and Class F Shares.
From time to time, advertisements for the Class A Shares, Class B Shares, Class C Shares and Class F Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares, Class C Shares and Class F Shares to certain indices.
OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Class F Shares. Class F Shares are sold primarily to customers of financial institutions subject to a front-end sales charge, a contingent deferred sales charge, a Shareholder Services Agreement, and a minimum initial investment of $1,500, unless the investment is in a retirement account, in which the minimum investment is $50.
Class A Shares, Class B Shares, Class C Shares and Class F Shares are subject to certain of the same expenses; however, the front-end sales charge for Class F Shares is lower than that for Class A Shares. Expense differences, however, between Class A Shares, Class B Shares, Class C Shares and Class F Shares may affect the performance of each class.
To obtain more information and a prospectus for Class F Shares, investors may call 1-800-235-4669 or contact their financial institution.


ADDRESSES

Federated Utility Fund, Inc.
Class A Shares                     Federated Investors Tower
Class B Shares                     Pittsburgh, PA 15222-3779
Class C Shares

Distributor
Federated Securities Corp.         Federated Investors Tower
                                   Pittsburgh, PA 15222-3779

Investment Adviser
Passport Research, Ltd.            Federated Investors Tower
                                   Pittsburgh, PA 15222-3779

Custodian
State Street Bank and              P.O. Box 8600
Trust Company                      Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder              P.O. Box 8600
Services Company                   Boston, MA 02266-8600

Independent Public Accountants
Ernst & Young LLP                  One Oxford Ceantre
                                   Pittsburgh, PA 15219






Federated Utility Fund, Inc.
(formerly, Liberty Utility Fund, Inc.)
Class  A Shares
Class B Shares
Class C Shares




Prospectus

An Open-End, Diversified
Management Investment Company


April    , 1997
      ---


[LOGO] FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, PA 15222-3779
Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors
CUSIP 314286105
CUSIP 314286204
CUSIP 314286303
G01154-01 (4/97)









Federated Utility Fund, Inc.
(Formerly, Liberty Utility Fund, Inc.)
Class  F   Shares



Prospectus

The shares of Federated Utility Fund, Inc. (the "Fund") offered by this prospectus represent interests in the Fund which is an open-end, diversified management investment company (a mutual fund).
The Fund invests in a diversified portfolio comprised primarily of equity securities to achieve current income and long-term growth of income. Capital appreciation is a secondary objective.
The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risk including the possible loss of principal.
This prospectus contains the information you should read and know before you invest in Class F Shares of the Fund. Keep this prospectus for future reference.

The Fund has also filed a  Statement of Additional Information for Class A
Shares, Class B Shares, Class C Shares and Class F  Shares dated April    ,
                                                                       ---
1997, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received it electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact your financial institution.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated April    , 1997
                       ---



TABLE OF CONTENTS


SUMMARY OF FUND EXPENSES


FINANCIAL HIGHLIGHTS-CLASS F SHARES


GENERAL INFORMATION

The Fund was incorporated under the laws of the State of Maryland on April 20, 1987. From the date of the Fund's initial public offering in 1987 until May 27, 1988, the Fund was operated as a closed-end investment company. On May 16, 1988, the shareholders of the Fund approved the conversion of the Fund from a closed-end investment company to an open-end investment company. Shareholders of the Fund, at a meeting held January 18, 1990, approved the Fund's name change from Progressive Income Equity Fund, Inc. to Liberty Utility Fund, Inc. At a meeting of the Board of Directors held on February 26, 1996, the Directors approved an amendment to the Articles of Incorporation to change the name of Liberty Utility Fund, Inc. to Federated Utility Fund, Inc. The Articles of Incorporation permit the Fund to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to the Fund, as of the date of this prospectus, the Board of Directors has established four classes of shares, known as Class A Shares, Class B Shares, Class C Shares and Class F Shares (individually and collectively as the context requires, "Shares"). This prospectus relates only to the Class F Shares of the Fund.

Shares of the Fund are designed to give institutions and individuals a convenient means of accumulating an interest in a professionally managed, diversified portfolio comprised primarily of equity securities. A minimum initial investment of $1,500 is required, unless the investment is in a retirement account, in which case the minimum initial investment is $50. Shares are sold at net asset value plus an applicable sales charge and are redeemed at net asset value; however, a contingent deferred sales charge is imposed on shares, other than shares purchased through reinvestment of dividends, which are redeemed within one to four years of their purchase dates.
INVESTMENT INFORMATION

INVESTMENT OBJECTIVES
The primary investment objectives of the Fund is current income and long-term growth of income. Capital appreciation is a secondary objective. While there is no assurance that the Fund will achieve its investment objectives, it endeavors to do so by following the policies described in this prospectus. The investment objectives cannot be changed without approval of shareholders.
INVESTMENT POLICIES
ACCEPTABLE INVESTMENTS. The Fund will seek to achieve its investment objectives by investing primarily in common stocks, preferred stocks, units of participation in master limited partnerships which are traded on national securities exchanges, securities convertible into stock, and debt securities issued by companies in the utilities industry. Under normal conditions, with respect to 65% of its assets, the Fund will invest in utility companies that derive 50% of their revenues from utilities or assets relating to utility industries. Securities issued by companies in the utilities industry include companies engaged in the production, transmission or distribution of electric energy or gas, or in communications facilities such as telephone or telegraph services.
Debt obligations in the portfolio, at the time they are purchased, shall be limited to those which fall in one of the following categories: (i) rated investment grade by either Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or (ii) determined by the Adviser to be of investment grade and not rated by either of the aforementioned rating services, or (iii) the subordinated debt of issuers whose senior debt obligations are deemed to be investment grade by either of the aforementioned rating services. These subordinated debt securities may be unrated or rated below investment grade by Moody's or S&P. Securities rated in the lowest category of investment grade have speculative characteristics. Changes in economic or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. The prices of fixed income securities fluctuate inversely to the direction of interest rates.
For temporary or defensive purposes, the Fund may be primarily invested in short-term money market instruments including certificates of deposit, obligations issued or guaranteed by the United States government or its agencies or instrumentalities, commercial paper rated not lower than A-1 by S&P or Prime-1 by Moody's or repurchase agreements.
The investment policies described above cannot be changed without shareholder approval.
Downgraded securities will be evaluated on a case by case basis by the Adviser. The Adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. The Directors apply this limitation to debt convertible securities.
REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.
LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities, on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will limit the amount of portfolio securities it may lend to not more than one-third of its total assets. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in cash or United States government securities that will be maintained in an amount equal to at least 100% of the current market value of the securities loaned.
There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 10% of its total assets in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objectives and policies but which are subject to restriction on resale under federal securities law. To the extent these securities are deemed to be illiquid, the Fund will limit its purchases together with other securities considered to be illiquid to 15% of its net assets. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.
The Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
COVERED CALL OPTIONS. The Fund may also write call options on all or any portion of its portfolio to generate income for the Fund. Call options written by the Fund give the holder the right to buy the underlying securities of the Fund at the stated exercise price. The Fund will write call options only on securities either held in its portfolio, or for which it has the right to obtain without payment of further consideration, or for which it has segregated cash in the amount of any additional consideration. The call options which the Fund writes and sells must be listed on a recognized options exchange. The Fund's investment in call options shall not exceed 5% of the Fund's total assets.
SECURITIES OF FOREIGN ISSUERS. The Fund may purchase American Depository Receipts ("ADRs") issued by U.S. Banks as a substitute for direct ownership of securities of foreign companies in the utilities industry. ADRs are traded in the United States on stock exchanges and in the over-the-counter markets like stocks of domestic companies.
INVESTMENT RISKS
The Fund will attempt to meet its investment objectives by being at least 65% invested in securities issued by companies in the domestic and foreign utilities industries. There are certain risks associated with the utilities industries and with foreign securities of which investors in the Fund should be aware.
CONSIDERATIONS OF UTILITY SECURITIES. There are certain risks and considerations affecting utility companies, and the holders of utility company securities, which an investor should take into account when investing in those securities. Factors which may adversely affect utility companies include: difficulty in financing large construction programs during inflationary periods; technological innovations which may cause existing plants, equipment, or products to become less competitive or obsolete; the impact of natural or man-made disasters (especially on regional utilities); increased costs or reductions in production due to the unavailability of appropriate types of fuel; seasonally or occasionally reduced availability or higher cost of natural gas; and reduced demand due to energy conservation among consumers. The revenues of domestic and foreign utility companies generally reflect the economic growth and developments in the geographic areas in which they do business. Furthermore, utility securities tend to be interest rate sensitive.
In addition, most utility companies in the United States and in foreign countries are subject to government regulation. Generally, the purpose of such regulation is to ensure desirable levels of service and adequate capacity to meet public demand. To this end, prices are often regulated to enable consumers to obtain service at what is perceived to be a fair price, while attempting to provide utility companies with a rate of return sufficient to attract capital investment necessary for continued operation and necessary growth. Recently, utility regulators have permitted utilities to diversify outside of their original geographic regions and their traditional lines of business. While the Adviser believes that these opportunities will permit certain utility companies to earn more than their traditional regulated rates of return, other companies may be forced to defend their core business and may be less profitable. Of course, there can be no assurance that all of the regulatory policies described in this paragraph will continue in the future.
In addition to the effects of regulation described in the previous paragraph, utility companies may also be adversely affected by the following regulatory considerations: the development and implementation of a national energy policy; the differences between regulatory policies of different jurisdictions (or different regulators which have concurrent jurisdiction); shifts in regulatory policies; adequacy of rate increases; and future regulatory legislation.
Foreign utility companies may encounter different risks and opportunities than those located in the United States. Foreign utility companies may be more heavily regulated than their United States counterparts. Many foreign utility companies currently use fuels which cause more pollution than fuels used by United States utilities; in the future, it may be necessary for such foreign utility companies to invest heavily in pollution control equipment or otherwise meet pollution restrictions. Rapid growth in certain foreign economies may encourage the growth of utility industries in those countries. Although many foreign utility companies are currently government-owned, the Adviser believes that it is likely that some foreign governments will seek to "privatize" their utility companies, i.e., transfer ownership to private investors.
In addition to the foregoing considerations which affect most utility companies, there are specific considerations which affect specific utility industries:
ELECTRIC. The electric utility industry is made up of companies that are engaged in the generation, transmission, and sale of electric energy. Domestic electric utility companies have generally been favorably affected by lower fuel and financing costs and the completion of major construction programs. Some electric utilities are able to sell power outside of their traditional geographic areas. Electric utility companies have historically been subject to increases in fuel and other operating costs, high interest costs on borrowings needed for capital construction programs, compliance with environmental and safety regulations, and changes in the regulatory climate.
In the United States, the construction and operation of nuclear power facilities is subject to a high degree of regulatory oversight by the Nuclear Regulatory Commission and state agencies with concurrent jurisdiction. In addition, the design, construction, licensing, and operation of nuclear power facilities are often subject to lengthy delays and unanticipated costs due to changes in regulatory policy, regional political actions, and lawsuits. Furthermore, during rate authorizations, utility regulators may disallow the inclusion in electric rates of the higher operating costs and expenditures resulting from these delays and unanticipated costs, including the costs of a nuclear facility which a utility company may never be able to use.
TELECOMMUNICATIONS. The telephone industry is large and highly concentrated. The greatest portion of this segment is comprised of companies which distribute telephone services and provide access to the telephone networks. While many telephone utility companies have diversified into other businesses in recent years, the profitability of telephone utility companies could be adversely affected by increasing competition, technological innovations, and other structural changes in the industry. Cable television companies are typically local monopolies, subject to scrutiny by both utility regulators and municipal governments. Emerging technologies and legislation encouraging local competition are combining to threaten these monopolies and may slow future growth rates of these companies. The radio telecommunications segment of this industry, including cellular telephone, is in its early developmental phases and is characterized by emerging, rapidly growing companies.
GAS. Gas transmission and distribution companies are undergoing significant changes. In the United States, the Federal Energy Regulatory Commission is reducing its regulation of interstate transmission of gas. While gas utility companies have in the recent past been adversely affected by disruptions in the oil industry, increased concentration, and increased competition, the Adviser believes that environmental considerations should benefit the gas industry in the future.
WATER. Water utility companies purify, distribute, and sell water. This industry is highly fragmented because most of the water supplies are owned by local authorities. Water utility companies are generally mature and are experiencing little or no per capita volume growth. The Adviser believes that favorable investment opportunities may result if anticipated consolidation and foreign participation in this industry occurs.
REDUCING RISKS OF UTILITY SECURITIES. The Adviser believes that the risks of investing in utility securities can be reduced. The professional portfolio management techniques used by the Fund to attempt to reduce these risk include credit research and diversification techniques. The Adviser will perform its own credit analysis in addition to using recognized rating agencies and other sources, including discussions with the issuer's management, the judgment of other investment analysts, and its own informed judgment. The Adviser's credit analysis will consider the issuer's financial soundness, its responsiveness to changes in interest rates and business conditions, and its anticipated cash flow, interest or dividend coverage, and earnings. In evaluating an issuer, the Adviser places special emphasis on the estimated current value of the issuer's assets rather than historical costs.

SECURITIES OF FOREIGN ISSUERS. Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. In an attempt to reduce some of these risks, the Fund diversifies its investments broadly among foreign countries, including both developed and developing countries.
The Fund will take advantage of the unusual opportunities for higher returns available from investing in developing countries and may invest up to 10% of its total assets in the utility securities of such countries. These investments carry considerably more volatility and risk because they are associated with less mature economies and less stable political systems.

EXCHANGE RATES. Foreign securities are denominated in foreign currencies. Therefore, the value in U.S. dollars of the Fund's assets and income may be affected by changes in exchange rates and regulations.
Although the Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily.
When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell securities. FOREIGN COMPANIES. Other differences between investing in foreign and U.S. companies include:
     oless publicly available information about foreign companies;
     othe lack of uniform financial accounting standards applicable to foreign companies;
     oless readily available market quotations on foreign companies; odifferences in government regulation and supervision of foreign stock  exchanges, brokers, listed companies, and banks;
     ogenerally lower foreign stock market value;
     othe likelihood that foreign securities may be less liquid or more volatile;
     oforeign brokerage commissions may be higher;
     ounreliable mail service between countries; and opolitical or financial changes which adversely affect investments in some  countries.

RISK CONSIDERATIONS IN DEVELOPING COUNTRIES. Securities prices in developing countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, developing countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Such countries may also have restrictions on foreign ownership or prohibitions on the repatriation of assets, and may have less protection of property rights than developed countries.
The economies of developing countries may be predominantly based on only a few industries or dependent on revenues from particular commodities or on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in developing countries may trade a small number of securities and may be unable to respond effectively to increase in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in developing countries typically offer less regulatory protection for investors.

U.S. GOVERNMENT POLICIES. In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the Fund. Although the Fund is unaware of any current restrictions, investors are advised that these policies could be reinstituted.
INVESTMENT LIMITATIONS
The Fund will not change any of the investment limitations described below without approval of shareholders. The Fund will not:
     oinvest more than 25% of its total assets (valued at time of investment) in securities of companies engaged principally in any one industry other than the utilities industry, except that this restriction does not apply to cash or cash items and securities issued or guaranteed by the United States government or its agencies or instrumentalities;
     oinvest more than 5% of the value of its total assets in securities of companies, including their predecessors, which have been in operation for less than three years;
     oinvest more than 5% of its total assets (valued at the time of investment) in the securities of any one issuer, except that this restriction does not apply to cash and cash items, repurchase agreements, and securities issued or guaranteed by the United
      States government or its agencies or  instrumentalities;
     oacquire more than 10% of the outstanding voting securities of any one issuer  (at the time of acquisition);
     oborrow money, issue senior securities, or pledge assets, except that under certain circumstances the Fund may borrow money and engage in reverse repurchase transactions in amounts up to one-third of the value of its net assets, including the amounts borrowed, and pledge up to 10% of the value of those assets to secure such borrowings. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any such borrowings are outstanding. However, during the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements;
     olend any of its assets except portfolio securities up to one-third of the value of its total assets. This shall not prevent the purchase or holding of corporate bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objectives and policies;
     owrite call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. The Fund's investment in put or call options, straddles, spreads, or any combination thereof shall not exceed 5% of the Fund's total assets;
     oinvest more than 5% of its net assets in warrants, not more than 2%
      of which can be warrants not listed on recognized exchanges; or oinvest more than 15% of total assets in securities of foreign issuers not  listed on recognized exchanges.
If a percentage restriction set forth above is adhered to at the time a transaction is effected, later changes in percentage resulting from changes in value or in the number of outstanding securities of an issuer will not be considered a violation.
NET ASSET VALUE

The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Class F Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Class F Shares in the liabilities of the Fund and those attributable to the Class F Shares, and dividing the remainder by the total number of Class F Shares outstanding. The net asset value for Class F Shares may differ from that of Class A Shares, Class B Shares, and Class C Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.
INVESTING IN CLASS F  SHARES

SHARE PURCHASES
Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased through a financial institution which has a sales agreement with the distributor or directly from the distributor, Federated Securities Corp., either by mail or by wire. The Fund reserves the right to reject any purchase request.
THROUGH A FINANCIAL INSTITUTION. An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders through a financial institution are considered received when the Fund is notified of the purchase order. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 P.M. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 P.M. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 P.M. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly.
The financial institution which maintains investor accounts with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial institutions may be subject to reclaim by the distributor for accounts transferred to financial institutions which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods (see "Supplemental Payments to Financial Institutions"). DIRECTLY BY MAIL. To purchase Shares by mail directly from Federated Securities Corp.:
     ocomplete and sign the new account form available from the Fund; oenclose a check made payable to Federated Utility Fund-- Class F
      Shares; and
     omail both to Federated Services Company, P.O. Box 8600, Boston, MA
      02266-8600.
Orders by mail are considered received after payment by check is converted by the transfer agent's bank, State Street Bank and Trust Company (`State Street Bank'), into federal funds. This is generally the next business day after State Street Bank receives the check.
DIRECTLY BY WIRE Once an account has been established, Shares may be purchased by wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows:
State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.
MINIMUM INVESTMENT REQUIRED
The minimum initial investment in Shares is $1,500, except for an IRA account, which requires a minimum initial investment of $50. Subsequent investments must be in amounts of at least $100, except for an IRA account, which must be in amounts of at least $50.
WHAT SHARES COST
Shares are sold at their net asset value next determined after an order is received, plus a sales charge of 1% of the offering price (which is 1.01% of the net amount invested). There is no sales charge for purchases of $1 million or more. Shareholders of record in the Fortress Utility Fund on September 30, 1989, are exempt from the sales charge for purchases of shares of the Fund in their existing accounts as long as they maintain a $500 balance in the Fund. In addition, no sales charge is imposed for Shares purchased through bank trust departments or investment advisers registered under the Investment Advisers Act of 1940, as amended, purchasing on behalf of their clients, or by sales representatives, Directors, and employees of the Fund, Federated Advisers, and Federated Securities Corp., or their affiliates, or any investment dealer who has a sales agreement with Federated Securities Corp., their spouses and children under age 21, or any trusts or pension or profit-sharing plans for these persons, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates. Unaffiliated institutions through whom Shares are purchased may charge fees for services provided which may be related to the ownership of Fund Shares. This prospectus should, therefore, be read together with any agreement between the customer and the institution with regard to services provided, the fees charged for these services, and any restrictions and limitations imposed.
The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Under certain circumstances, described under "Redeeming Class F Shares," shareholders may be charged a contingent deferred sales charge by the distributor at the time Shares are redeemed.
DEALER CONCESSION. For sales of Shares, broker/dealers will normally receive 100% of the applicable sales charge. Any portion of the sales charge which is not paid to a broker/dealer will be retained by the distributor. However, from time to time, and at the sole discretion of the distributor, all or part of that portion may be paid to a dealer. The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.
ELIMINATING THE SALES CHARGE
The sales charge can be eliminated on the purchase of Shares through:
     oquantity discounts and accumulated purchases;
     osigning a 13-month letter of intent;
     ousing the reinvestment privilege; or
     oconcurrent purchases.
QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. There is no sales charge for purchases of $1 million or more. The Fund will combine purchases made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales charge. In addition, the sales charge is eliminated for purchases of $1 million or mopre made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.
If an additional purchase of Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Shares having current value at the public offering price of $900,000 and he purchases $100,000 more at the current public offering price, there will be no sales charge on the additional purchase. The Fund will also combine purchases for the purpose of reducing the contingent deferred sales charge imposed on some Share redemptions. For example, if a shareholder already owns Shares having current value at the public offering price of $1 million and purchases an additional $1 million at the current public offering price, the applicable contingent deferred sales charge would be reduced to .50% of those additional Shares. For more information on the levels of contingent deferred sales charges and holding periods, see the section entitled "Contingent Deferred Sales Charge."
To receive the sales charge elimination and/or the contingent deferred sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by the shareholder's financial institution at the time the purchase is made that Shares are already owned or that purchases are being combined. The Fund will eliminate the sales charge and/or reduce the contingent deferred sales charge after it confirms the purchases. LETTER OF INTENT. If a shareholder intends to purchase at least $1 million of Shares over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge elimination depending on the amount actually purchased within the 13-month period and a provision for the Fund's custodian to hold 1.00% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.
The 1.00% held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent, which must be $1 million or more of Shares, is not purchased. In this event, an appropriate number of escrowed Shares may be redeemed in order to realize the 1.00% sales charge.
This letter of intent also includes a provision for reductions in the contingent deferred sales charge and holding period depending on the amount actually purchased within the 13-month period. For more information on the various levels of contingent deferred sales charges and holding periods, see the section entitled "Contingent Deferred Sales Charge."
This letter of intent will not obligate the shareholder to purchase Shares. The letter may be dated as of a prior date to include any purchases made within the past 90 days (purchases within the prior 90 days may be used to fulfill the requirements of the letter of intent; however, the sales charge on such purchases will not be adjusted to reflect a lower sales charge). REINVESTMENT PRIVILEGE. If Shares have been redeemed, the shareholder has a one-time right, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to receive this elimination of the sales charge. If the shareholder redeems his Shares, there may be tax consequences.
CONCURRENT PURCHASES. For purposes of qualifying for a sales charge elimination, a shareholder has the privilege of combining concurrent purchases of two or more funds, the purchase prices of which include a sales charge. For example, if a shareholder concurrently invested $400,000 in one of the other Federated Funds and $600,000 in Shares, the sales charge would be eliminated.
To receive this sales charge elimination, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will eliminate the sales charge after it confirms the purchases.
SYSTEMATIC INVESTMENT PROGRAM
Once a Fund account has been opened, shareholders may add to their investment on a regular basis. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Shares at the net asset value next determined after an order is received by the Fund, plus the 1.00% sales charge for purchases under $1 million. A shareholder may apply for participation in this program through Federated Securities Corp. or his financial institution.
EXCHANGE PRIVILEGES
Class F shareholders may exchange all or some of their Shares, at net asset value for Class F Shares of other funds which are advised by subsidiaries or affiliates of Federated Investors (`Federated Funds''). (Not all Federated Funds currently offer Class F Shares. Contact your financial institution regarding the availability of other Federated Class F Shares). Exchanges are made at net asset value without being assessed a contingent deferred sales charge on the exchanged Shares. To the extent that a shareholder exchanges Shares for Class F Shares in other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period.
Shareholders using this privilege must exchange Shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Shareholders who desire to automatically exchange Class F Shares of a predetermined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. Further information on these exchange privileges is available by calling Federated Securities Corp. or the shareholder's financial institution. The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold.
Before making an exchange, a shareholder must receive a prospectus of the fund for which the exchange is being made.
CERTIFICATES AND CONFIRMATIONS
As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested on the application or by contacting Federated Services Company.
Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly statements are sent to report dividends paid during that month.
DIVIDENDS
Dividends are declared and paid monthly to all shareholders invested in the Fund on the record date. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by writing to the transfer agent. All shareholders on the record date are entitled to the dividend. If Shares are redeemed or exchanged prior to the record date or purchased after the record date, those Shares are not entitled to that quarter's dividend.
CAPITAL GAINS
Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months.
REDEEMING CLASS F  SHARES
The Fund redeems Shares at their net asset value, less any applicable contingent deferred sales charge next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made through a financial institution or directly from the Fund by written request.
THROUGH A FINANCIAL INSTITUTION
A shareholder may redeem Shares of the Fund by calling his financial institution (such as a bank or an investment dealer) to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 P.M. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 P.M. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 P.M. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. The financial institution may charge customary fees and commissions for this service. If, at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.
Before a financial institution may request redemption by telephone on behalf of a shareholder, an authorization form permitting the Fund to accept redemption requests by telephone must first be completed. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Redeeming Shares by Mail," should be considered.
Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent instructions.
REDEEMING SHARES BY TELEPHONE
Shares may be redeemed in any amount by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds will be mailed in the form of a check, to the shareholder's address of record or by wire transfer to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.
Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.
REDEEMING SHARES BY MAIL
Shares may be redeemed in any amount by mailing a written request to:
Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.
The written request should state: the Fund name and the Share Class name ; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.
SIGNATURES. .Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:
     oa trust company or commercial bank whose deposits are insured by the
      Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");
     oa member of the New York, American, Boston, Midwest, or Pacific
      Stock Exchange;
     oa savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or
     oany other "eligible guarantor institution," as defined in the
      Securities Exchange Act of 1934.
The Fund does not accept signatures guaranteed by a notary public.
The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice. RECEIVING PAYMENT. A check for the proceeds is mailed within seven days after receipt of proper written redemption instructions from a broker or from the shareholder.
CONTINGENT DEFERRED SALES CHARGE
Shareholders redeeming Class F Shares from their Fund account within certain periods of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor of the lesser of the original price or the net asset value of the Shares redeemed as follows:
Amount of                Contingent Deferred
Purchase       Shares Held    Sales Charge
Up to $1,999,999         4 years or less       1%
$2,000,000 to $4,999,999      2 years or less       .50%
$5,000,000 or more       1 year or less   .25%
To the extent that a shareholder exchanges between or among  Class F
Shares in other Federated Funds, the time for which the exchanged-for Shares were held will be added, or `tacked'', to the time for which the exchanged-from Shares were held for purposes of satisfying the one-year holding period.
In instances in which Shares have been acquired in exchange for Class F Shares in other Federated Funds, (i) the purchase price is the price of the Shares when originally purchased and (ii) the time period during which the Shares are held will run from the date of the original purchase. The contingent deferred sales charge will not be imposed on Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In computing the amount of contingent deferred sales charge for accounts with Shares subject to a single holding period, if any, redemptions are deemed to have occurred in the following order: 1) first of Shares acquired through the reinvestment of dividends and long-term capital gains, 2) second of purchases of Shares occurring prior to the number of years necessary to satisfy the applicable holding period, and 3) finally of purchases of Shares occurring within the current holding period. For accounts with Shares subject to multiple share holding periods, the redemption sequence will be determined first, with reinvested dividends and long-term capital gains, and second, on a first-in, first-out basis.
The contingent deferred sales charge will not be imposed when a redemption results from a tax-free return under the following circumstances: (i) a total or partial distribution from a qualified plan, other than an IRA, Keogh Plan, or a custodial account, following retirement; (ii) a total or partial distribution from an IRA, Keogh Plan, or a custodial account after the beneficial owner attains age 59-1/2; or (iii) from the death or disability of the beneficial owner. The exemption from the contingent deferred sales charge for qualified plans, an IRA, Keogh Plan, or a custodial account does not extend to account transfers, rollovers, and other redemptions made for purposes of reinvestment. Contingent deferred sales charges are not charged in connection with exchanges of Shares for Class F Shares in certain other Federated Funds, or in connection with redemptions by the Fund of accounts with low balances. Shares of the Fund originally purchased through a bank trust department, investment adviser registered under the Investment Advisers Act of 1940, as amended, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, are not subject to the contingent deferred sales charge, to the extent that no payment was advanced for purchases made by such entities.
SYSTEMATIC WITHDRAWAL PROGRAM
Shareholders who desire to receive monthly or quarterly payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder; the minimum withdrawal amount is $100. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have invested at least $10,000 in the Fund (at current offering price).
A shareholder may apply for participation in this program through Federated Securities Corp. Due to the fact that Shares are sold with a sales charge and contingent deferred sales charge, it is not advisable for shareholders to be purchasing Shares while participating in this program.
A contingent deferred sales charge is charged for Shares redeemed through this program within four years of their purchase dates.
ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,500. This requirement does not apply, however, if the balance falls below $1,500 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.
FUND INFORMATION

MANAGEMENT OF THE FUND
BOARD OF DIRECTORS. The Fund is managed by a Board of Directors. The Directors are responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.
INVESTMENT ADVISER. Investment decisions for the Fund are made by Passport Research Ltd., the Fund's investment adviser, subject to direction by the Directors. Passport Research, Ltd. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.
ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to .75 of 1% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by many mutual funds with similar objectives and policies. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver at any time at its sole discretion. The Adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.
ADVISER'S BACKGROUND. Passport Research, Ltd. is a Pennsylvania limited partnership organized in 1981. Federated Advisers is the general partner of the Adviser and has a 50.5% interest in the Adviser. Federated Advisers is a subsidiary of Federated Investors. Edward D. Jones & Co. L.P. is the limited partner of the Adviser and has a 49.5% interest in the Adviser. Passport Research, Ltd. has also acted as investment adviser for Edward D. Jones & Co. Daily Passport Cash Trust since 1982. Employees of the Adviser are also employees of other advisers which are affiliates of Federated Investors.
Passport Research, Ltd. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients. Linda A. Duessel has been the Fund's portfolio manager since April 1, 1995. Ms. Duessel joined Federated Investors in 1991 and has been a Vice President of the Fund's investment adviser since 1995. Ms. Duessel was an Assistant Vice President of the Fund's investment adviser from 1991 until 1995. Ms. Duessel is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.
Both the Fund and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors and could result in severe penalties.
DISTRIBUTION OF CLASS F  SHARES
Federated Securities Corp. is the principal distributor for Class F Shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.
State securities laws may require certain financial institutions such as depository institutions to register as dealers.
SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund will make payments up to .25 of 1% of the average daily net asset value of the Fund on behalf of Class F Shares, computed at an annual rate, to obtain certain personal services for shareholders and to provide the maintainance of shareholder accounts (`shareholder services'). From time to time and for such periods as deemed appropriate, the amount stated may be reduced voluntarily. Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedule of such fees and the basis upon which such fees will be paid will be determlined from time to time by the Fund and Federated Shareholder Services.
SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor will pay financial institutions, for distribution and/or administrative services, an amount equal to 1.00% of the offering price of the Shares acquired by their clients or customers on purchases up to $1,999,999, .50% of the offering price on purchases of $2,000,000 to $4,999,999, and .25% of the offering price on purchases of $5,000,000 or more. (This fee is in addition to the 1.00% sales charge on purchases of less that $1 million.) The financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.
Furthermore, the distributor may offer to pay a fee from its own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include participating in sales, educational and training seminars at recreational-type facilities, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.
ADMINISTRATION OF THE FUND
ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:
          Average Aggregate Daily Net Assets
     Maximum Administrative Fee         of the Federated Funds
     .15 of 1% on the first $250 million
     .125 of 1%     on the next $250 million
     .10 of 1% on the next $250 million
     .075 of 1%     on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.
BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Directors.
EXPENSES OF THE FUND AND CLASS F SHARES
Holders of shares pay their allocable portion of Fund expenses.
The Fund expenses for which holders of Class F Shares pay their allocable portion include, but are not limited to: the cost of organizing the Fund and continuing its existence; registering the Fund with federal and state securities authorities; Directors' fees; auditors' fees; the cost of meetings of Directors; legal fees of theFund; association membership dues; and such non-recurring and extraordinary items as may arise.
The Fund expenses for which holders of Class F Shares pay their allocable portion include, but are not limited to: registering the Fund and shares of the Fund; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise.
At present, no expenses allocated to the Class F Shares as a class. However, the Directors reserve the right to allocate certain expenses to holders of Class F Shares as it deems appropriate (`class expenses''). In any case, class expenses would be limited to: transfer agent fees as identified by the transfer agent as attributable to holders of shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and registration fees paid to state securities commissions; expenses related to administrative personnel and services as required to support holders of shares; legal fees relating solely to shares; and Directors' fees incurred as a result of issues relating solely to shares. SHAREHOLDER INFORMATION

VOTING RIGHTS

Each shareholder has one vote in Director elections and other matters submitted to shareholders for vote. All shares of each portfolio or class in the Fund have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that particular portfolio or class are entitled to vote. As of February 12, 1997, Merrill Lynch Pierce Fenner & Smith, Jacksonville, Florida, acting in various capacities for numerous accounts, was the owner of record of 30.38% of the voting securities of the Class C Shares of the Fund, and therefore, may, for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

As a Maryland Corporation, the Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Directors under certain circumstances.
Directors may be removed by a two-thirds vote of the number of Directors prior to such removal or by a two-thirds vote of the shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the written request of shareholders owning at least 10% of the Fund's outstanding shares of all series entitled to vote.
TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.
Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.
PENNSYLVANIA PERSONAL PROPERTY TAXES
Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.
Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield for Class F Shares.
Total return represents the change, over a specific period of time, in the value of an investment in Class F Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
The yield of Class F Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Class F Shares over a thirty-day period by the maximum offering price per share of Class F Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Class F Shares, and therefore, may not correlate to the dividends or other distributions paid to shareholders.
The performance information reflects the effect of the maximum sales charge, and the contingent deferred sales charge, which, if excluded, would increase the total return and yield.
Total return and yield will be calculated separately for Class A Shares, Class B Shares, Class C Shares, and Class F Shares. Because Class B Shares and Class C Shares are subject to Rule 12b-1 fees, the yield for Class A Shares and Class F Shares, for the same period, may exceed that of Class B Shares and Class C Shares. Because Class A Shares are subject to a higher maximum sales charge, the total return for Class B Shares, Class C Shares and Class F Shares, for the same period, will exceed that of Class A Shares.
From time to time, advertisements for the Class A Shares, Class B Shares, Class C Shares and Class F Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares, Class C Shares and Class F Shares to certain indices.
OTHER CLASSES OF SHARES

The Fund also offers other classes of shares called Class A Shares, Class B Shares and Class C Shares which are all sold primarily to customers of financial institutions subject to certain differences.
Class A Shares are sold subject to a front-end sales charge and a Shareholder Services Plan. Investments in Class A Shares are subject to a minimum initial investment of $500, unless the investment is in a retirement account, in which case the minimum investment is $50.
Class B Shares are sold at net asset value subject to a contingent deferred sales charge, a Rule 12b-1 Plan and a Shareholder Services Plan. Investments in Class B Shares are subject to a minimum initial investment of $1,500, unless the investment is in a retirement account, in which case the minimum investment is $50.
Class C Shares are sold at net asset value subject to a contingent deferred sales charge, a Rule 12b-1 Plan and a Shareholder Services Plan. Investments in Class C Shares are subject to a minimum investment of $1,500, unless the investment is in a retirement account, in which case the minimum investment is $50.
Class A Shares, Class B Shares, Class C Shares and Class F Shares are subject to certain of the same expenses. Expense differences, however, between Class A Shares, Class B Shares Class C Shares and Class F Shares, may affect the performance of each class.
To obtain more information and a combined prospectus for Class A Shares, Class B Shares and Class C Shares, investors may call 1-800-235-4669 or contact their financial institution.


ADDRESSES

Federated Utility Fund
Class F Shares                     Federated Investors Tower
                                   Pittsburgh, PA 15222-3779

Distributor
Federated Securities Corp.         Federated Investors Tower
                                   Pittsburgh, PA 15222-3779

Investment Adviser
Passport Research, Ltd.            Federated Investors Tower
                                   Pittsburgh, PA 15222-3779
Custodian
State Street Bank and              P.O. Box 8600
Trust Company                      Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder              P.O. Box 8600
Services Company                   Boston, MA 02266-8600

Independent Public Accountants
Ernst & Young LLP                  One Oxford Ceantre
                                   Pittsburgh, PA 15219






Federated Utility Fund, Inc.
(Formerly, Liberty Utility Fund, Inc.)
Class F  Shares



Prospectus

An Open-End, Diversified
Management Investment Company


April    , 1997
      ---



[LOGO] FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, PA 15222-3779
Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors
CUSIP 314286402
G01154-03-F (4/97)





                         FEDERATED UTILITY FUND, INC.
                    (FORMERLY, LIBERTY UTILITY FUND, INC.)
                                CLASS A SHARES
                                CLASS B SHARES
                                CLASS C SHARES
                                CLASS F SHARES
                     STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information should be read with the prospectus for Class A Shares, Class B Shares, and Class C Shares, and the prospectus for Class F Shares of Federated Utility Fund, Inc. (the
   "Fund") each dated April    , 1997. This Statement is not a prospectus
                            ---
   itself. You may request a copy of either prospectus or a paper copy of this Statement, if you received it electronically, free of charge by calling 1-800-235-4669.

    FEDERATED INVESTORS TOWER
    PITTSBURGH, PENNSYLVANIA 15222-3779

                       Statement dated April    , 1997
                                             ---
Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors.
Cusip 314286105
Cusip 314286204
Cusip 314286303
Cusip 314286402
G-1154-02 (4/97)





   TABLE OF CONTENTS WILL BE GENERATED UPON COMPLETION OF THE DOCUMENT





GENERAL INFORMATION ABOUT THE FUND

The Fund was incorporated under the laws of the State of Maryland on April 20, 1987. It is qualified to do business as a foreign corporation in Pennsylvania. Shareholders of the Fund, at a meeting held January 18, 1990, shareholders approved the Fund's name change from `Progressive Income Equity Fund, Inc.''to ``Liberty Utility Fund, Inc.'' On March 30, 1996, the Fund's name was changed to `Federated Utility Fund, Inc.''
Shares of the Fund are offered in four classes, known as Class A Shares, Class B Shares, Class C Shares, and Class F Shares (individually and collectively referred to as `Shares,'' as the context may require). This Statement of Additional Information relates to all classes of Shares of the Fund.
INVESTMENT OBJECTIVES AND POLICIES

The primary investment objective of the Fund is current income and long-term growth of income. Capital appreciation is a secondary objective. The Fund will seek to achieve its investment objectives by investing in a diversified portfolio comprised primarily of equity securities. The investment objectives cannot be changed without approval of shareholders. The Fund's investment approach is based on the conviction that over the long term the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of utility companies.
TEMPORARY INVESTMENTS
The Fund may also invest in temporary investments from time to time for defensive purposes.
MONEY MARKET INSTRUMENTS
   The Fund may invest in the following money market instruments:
     oinstruments of domestic and foreign banks and savings and loans if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Fund (``BIF''), which is administered by the Federal Deposit Insurance Corporation (``FDIC''), or the Savings Association Insurance Fund (``SAIF''), which is administered by the FDIC; and
     oprime commercial paper (rated A-1 by Standard and Poor's Ratings
      Group, Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service).
U.S. GOVERNMENT OBLIGATIONS
   The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
     othe full faith and credit of the U.S. Treasury;
     othe issuer's right to borrow from the U.S. Treasury;
     othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
     othe credit of the agency or instrumentality issuing the obligations. Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
     oFarm Credit System, including the National Bank for Cooperatives,
      Farm Credit Banks, and Banks for Cooperatives;
     oFederal Home Loan Banks;
     oFarmers Home Administration; and
     oFederal National Mortgage Association.


UNITS OF MASTER LIMITED PARTNERSHIPS
The Fund may invest in units of participation in master limited partnerships. Master limited partnerships are generally partnerships with a large number of limited partners whose ownership interests are publicly traded. The Fund will not invest in partnerships investing in real estate or real estate investments. The Fund will invest only in units of participation in master limited partnerships that are traded on a national securities exchange.
CONVERTIBLE SECURITIES
The Fund may invest in convertible securities. A convertible security is a fixed income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure, but are usually subordinated to similar nonconvertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.
REPURCHASE AGREEMENTS
The Fund requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser, Passport Research, Ltd., (the `Adviser''), to be creditworthy pursuant to guidelines established by the Board of Directors (the `Directors''). LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
RESTRICTED SECURITIES
The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity.
The ability of the Directors to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the `Rule''). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the Staff of the Securities and Exchange Commission has left the question of determining the liquidity of all restricted securities (eligible for resale under Rule
144A) for determination by the Directors. The Directors consider the following criteria in determining the liquidity of certain restricted securities:
     othe frequency of trades and quotes for the security;
     othe number of dealers willing to purchase or sell the security and the number of potential buyers;
     odealer undertakings to make a market in the security; and othe nature of the security and the nature of the marketplace trades.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.
COVERED CALL OPTIONS
The Fund will receive a premium for writing a call option which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. The Fund may terminate a call option it has written prior to expiration of the option by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a gain or loss from such transaction if the cost of such transaction is less or more than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from repurchase of a call option is likely to be offset in whole or in part by the unrealized appreciation of the underlying security owned by the Fund.
PORTFOLIO TURNOVER
The Adviser does not anticipate that portfolio turnover will result in adverse tax consequences. However, relatively high portfolio turnover may result in high transaction costs to the Fund. For the fiscal years ended February 29, 1996, and February 28, 1995, the portfolio turnover rates were 76% and 55%, respectively.
INVESTMENT LIMITATIONS

The Fund will not change any of the investment limitations described below without approval of shareholders.
CONCENTRATION OF INVESTMENTS
   The Fund will not invest more than 25% of its total assets (valued at the time of investment) in securities of companies engaged principally in any one industry other than the utilities industry, except that this restriction does not apply to cash or cash items and securities issued or guaranteed by the United States government or its agencies or instrumentalities.
SELLING SHORT AND BUYING ON MARGIN
   The Fund will not purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
   The Fund will not borrow money, issue senior securities, or pledge assets, except that under certain circumstances the Fund may borrow money and engage in reverse repurchase transactions in amounts up to one-third of the value of its net assets, including the amounts borrowed, and pledge up to 10% of the value of those assets to secure such borrowings.
   The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any such borrowings are outstanding. However, during the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.
PLEDGING ASSETS
   The Fund will not pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings. In those cases, it may pledge, mortgage, or hypothecate up to 10% of the value of assets to secure such borrowings (the deposit in escrow of securities in connection with the writing of call options or collateralizing loans of securities is not deemed to be a pledge or hypothecation for any purpose).
The preceding limitations regarding buying on margin, borrowing money, and pledging assets do not apply to intra-day cash advances made by the Fund's custodian, or the grant of a security interest in securities by the Fund to its custodian to collateralize such intra-day cash advances in order to enable the Fund to settle securities purchases or to redeem shares of the Fund.
INVESTING IN NEW ISSUERS
   The Fund will not invest more than 5% of the value of its total assets in securities of companies, including their predecessors, which have been in operation for less than three years.
UNDERWRITING
   The Fund will not underwrite any issue of securities, except as it may deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objectives, policies, and limitations.
DIVERSIFICATION OF INVESTMENTS
   The Fund will not invest more than 5% of its total assets (valued at the time of investment) in the securities of any one issuer, except that this restriction does not apply to cash and cash items, repurchase agreements, and securities issued or guaranteed by the United States government or its agencies or instrumentalities; or acquire more than 10% of any class of voting securities of any one issuer (at time of acquisition).
LENDING CASH OR SECURITIES
   The Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. This shall not prevent the purchase or holding of corporate bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objectives and policies.
RESTRICTED SECURITIES
   The Fund will not invest more than 10% of its total assets in securities subject to restrictions on resale under federal securities law (except for commercial paper issued under Section 4(2) of the Securities Act of
   1933).


WRITING COVERED CALL OPTIONS
   The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. The Fund's investment in put or call options, straddles, spreads, or any combination thereof shall not exceed 5% of the Fund's total assets.
INVESTING IN WARRANTS
   The Fund will not invest more than 5% of its assets in warrants, not more than 2% of which can be warrants which are not listed on recognized exchanges.
INVESTING IN SECURITIES OF FOREIGN ISSUERS
   The Fund will not invest more than 15% of its total assets in securities of foreign issuers not listed on recognized exchanges.
INVESTING IN ILLIQUID SECURITIES
   The Fund will not invest more than 10% of its total assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND DIRECTORS OF THE FUND
   The Fund will not purchase or retain the securities of any issuer if the officers and Directors of the Fund or its Adviser owning individually 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.
INVESTING IN MINERALS
   The Fund will not purchase interests in oil, gas, or mineral exploration or development programs, except it may purchase the securities of issuers which invest in or sponsor such programs.
INVESTING IN REAL ESTATE
   The Fund will not purchase or sell real estate or any interest therein, except that the Fund may invest in securities secured by real estate or interests therein, such as mortgage pass-throughs, pay-throughs, collateralized mortgage obligations, and securities issued by companies that invest in real estate or interests therein. The Fund will not invest in limited partnerships investing in real estate or real estate investments.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
   The Fund will not purchase or retain shares of any open-end investment company (exclusive of shares acquired as a result of merger, consolidation, or other plan of reorganization).
PURCHASING SECURITIES TO EXERCISE CONTROL
   The Fund will not invest for the purpose of exercising control over or management of any company.
INVESTING IN COMMODITIES
   The Fund will not purchase or sell commodities or commodity contracts. If a percentage restriction set forth above is adhered to at the time a transaction is effected, later changes in percentage resulting from changes in value or in the number of outstanding securities of an issuer will not be considered a violation.
In addition, in order to comply with certain state restrictions, the Fund will not invest in oil, gas, or mineral leases. If state requirements change, this limitation may be amended without notice to shareholders.
The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.
The Fund did not borrow money or invest in reverse repurchase agreements in excess of 5% of the value of its net assets during the last fiscal year and has no present intention to do so in the current fiscal year.
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.''
FEDERATED UTILITY FUND, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with Federated Utility Fund, Inc., and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Director
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President of the Trust .

Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Director
Chairman of the Board, Children's Hospital of Pittsburgh; Director or Trustee of the Funds; formerly, Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Director
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director or Trustee of the Funds; formerly, President, Naples Property Management, Inc.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Director
Director and Member of the Executive Committee, Michael Baker, Inc.; Director or Trustee of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Director
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Director
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Richard B. Fisher *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
President and Director
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Director
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director or Trustee of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.



Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Director
Consultant; State Representative, Commonwealth of Massachusetts; Director or Trustee of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.

Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Director
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Director
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Director
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director or Trustee of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.



Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Director
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director or Trustee of the Funds.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Company.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.



David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President and Trustee, Federated Investors; Vice President, Federated Shareholder Services; Executive Vice President, Federated Securities Corp.; Treasurer of some of the Funds.

* This Director is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
@    Member of the Executive Committee. The Executive Committee of the
Board of Directors handles the         responsibilities of the Board
between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; Fortress Utility Fund, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.
FUND OWNERSHIP
Officers and Directors own less than 1% of the Fund's outstanding Shares.

As of February 12, 1997, the following shareholder of record owned 5% or more of the outstanding Class A Shares of the Fund: Merrill Lynch Pierce Fenner & Smith, Jacksonville, Florida, 5.84%.
As of February 12, 1997, the following shareholder of record owned 5% or more of the outstanding Class B Shares of the Fund: Merrill Lynch Pierce Fenner & Smith, Jacksonville, Florida, 7.67%.
As of February 12, 1997, the following shareholder of record owned 5% or more of the outstanding Class A Shares of the Fund: Merrill Lynch Pierce Fenner & Smith, Jacksonville, Florida, 30.38%.
As of February 12, 1997, the following shareholder of record owned 5% or more of the outstanding Class A Shares of the Fund: Merrill Lynch Pierce Fenner & Smith, Jacksonville, Florida, 22.73%.



DIRECTORS COMPENSATION


                      AGGREGATE
NAME ,                COMPENSATION
POSITION WITH         FROM              TOTAL COMPENSATION PAID
FUND                  FUND*#            FROM FUND COMPLEX +


JOHN F. DONAHUE,      $0                $0 FOR THE FUND AND
CHAIRMAN AND DIRECTOR                   54 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX
THOMAS G. BIGLEY++    $814              $86,331 FOR THE FUND AND
DIRECTOR                                54 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX
JOHN T. CONROY, JR.,  $1943             $115,760 FOR THE FUND AND
DIRECTOR                                54 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX
WILLIAM J. COPELAND,  $1943             115,760 FOR THE FUND AND
DIRECTOR                                54 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX
JAMES E. DOWD,        $1943             $115,760 FOR THE FUND AND
DIRECTOR                                54 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX
LAWRENCE D. ELLIS, M.D.,                $1706     $104,898 FOR THE FUND AND
DIRECTOR                                54 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX
RICHARD B. FISHER,    $0                $0 FOR THE FUND AND
PRESIDENT AND DIRECTOR                  6 OTHER INVESTMENT COMPANIES IN THE
FUND COMPLEX
EDWARD L. FLAHERTY, JR.,                $1943     $115,760 FOR THE FUND AND
DIRECTOR                                54 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX
PETER E. MADDEN,      $1706             $104,898 FOR THE FUND AND
DIRECTOR                                54 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX
GREGOR F. MEYER,      $1706             $104,898 FOR THE FUND AND
DIRECTOR                                54 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX
JOHN E. MURRAY, JR.,  $1706             $104,898 FOR THE FUND AND
DIRECTOR                                54 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX
WESLEY W. POSVAR,     $1706             $104,898 FOR THE FUND AND
DIRECTOR                                64 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX
MARJORIE P. SMUTS,    $1706             $104,898 FOR THE FUND AND
DIRECTOR                                54 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX


*Information is furnished for the fiscal year ended February 29, 1996. #The aggregate compensation is provided for the Fund which is comprised of 1 portfolio.
+The information is provided for the last calendar year.
++Mr. Bigley served on 39 investment companies in the Federated Funds Complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.


INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser, Passport Research, Ltd. (the `Adviser''), was organized as a Pennsylvania limited partnership in 1981. Federated Advisers is the general partner of the Adviser and has a 50.5% interest in the Adviser. The limited partner of the Adviser is Edward D. Jones & Co., which owns a 49.5% interest in the Adviser. Federated Advisers is owned by FII Holdings, Inc., a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue. At any time, Edward D. Jones & Co. can require Federated Investors to repurchase all of its partnership interest in the Adviser at the then current book value. Edward D. Jones & Co. cannot transfer, sell, or assign its partnership interest in the Adviser without first offering it to Federated Investors.
As long as Edward D. Jones & Co. owns a partnership interest in the Adviser, it cannot acquire, organize, or cause the organization of any other money market mutual fund or enter into arrangements with an investment adviser or underwriter of any other money market mutual fund in which Edward D. Jones & Co. will offer the shares of the other money market mutual fund. Edward D. Jones & Co. has agreed not to solicit proxies in opposition to management of the Fund unless a court of competent jurisdiction finds the conduct of a majority of the Board of Directors constitutes willful misfeasance, bad faith, gross negligence, or reckless disregard of its duties.
All of the officers of the Fund, except Daniel A. Burkhardt, are officers of the Adviser. The relationships are described under `Federated Utility Fund, Inc. Management.''
The Adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund. ADVISORY FEES
For its advisory services, Passport Research, Ltd. receives an annual investment advisory fee as described in the prospectus. During the fiscal years ended February 29, 1996, and February 28, 1995, and 1994, the Adviser earned $6,662,590, $6,347,619, and $6,774,071, respectively, of which
$1,225,393, $1,683,310, and $1,510,782, respectively, were voluntarily waived.
STATE EXPENSE LIMITATIONS
   The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2 1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1 1/2% per year of the remaining average net assets, the Adviser will reimburse the Fund for its expenses over the limitation.
   If the Fund's monthly projected operating expenses exceed this expense limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
   This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended February 29, 1996, and February 28, 1995, and 1994, the Fund paid $1,678,849, $1,201,969, and $636,925, respectively, in brokerage commissions.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. OTHER SERVICES

FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services, and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators". For the fiscal years ended February 29, 1996, and February 28, 1995, and 1994, the Administrators earned $672,236, $640,686, and $959,208, respectively. Dr. Henry J. Gailliot, an officer of Federated Advisers, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Services Company.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through it registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Ernst & Young  LLP, Pittsburgh,
PA.
PURCHASING SHARES

Except under certain circumstances described in the respective prospectuses, Shares are sold at their net asset value (plus a sales charge on Class A Shares and Class F Shares only) on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the respective prospectuses under "How to Purchase Shares" and "Investing in Class F Shares."
DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT

With respect to Class B Shares and Class C Shares, the Fund has adopted a Distribution Plan in accordance with Investment Company Act Rule 12b-1. Additionally, the Fund has adopted a Shareholder Services Agreement with respect to all classes of Shares.
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Distribution Plan, (Class B Shares and Class C Shares only) the Directors expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the fiscal year ended February 29, 1996, the Fund's Class B Shares and Class C Shares incurred $381,781 and $466,848, respectively, in distribution services fees, none of which were waived. In addition, for the fiscal year ended February 29, 1996, the Class A Shares, Class B Shares and Class C Shares, paid shareholder services fees in the amount of $1,937,945, $127,260, and $155,616, respectively, of which $53,968, $0, and $20,578, respectively,  were waived.
CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Federated Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.
PURCHASES BY SALES REPRESENTATIVES, FUND DIRECTORS, AND EMPLOYEES Directors, employees, and sales representatives of the Fund, Federated Advisers, and Federated Securities Corp., or their affiliates, or any investment dealer who has a sales agreement with Federated Securities Corp., and their spouses and children under 21, may buy Shares at net asset value without a sales charge. Shares may also be sold without a sales charge to trusts or pension or profit-sharing plans for these persons. These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.
EXCHANGING SECURITIES FOR FUND SHARES
Investors may exchange convertible securities they already own for Shares, or they may exchange a combination of convertible securities and cash for Shares. Any securities to be exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale.
The Fund will prepare a list of securities which are eligible for acceptance and furnish this list to brokers upon request. The Fund reserves the right to reject any security, even though it appears on the list, and the right to amend the list of acceptable securities at any time without notice to brokers or investors.
An investment broker acting for an investor should forward the securities in negotiable form with an authorized letter of transmittal to Federated Securities Corp. Federated Securities Corp. will determine that transmittal papers are in good order and forward them to the Fund's custodian, State Street Bank and Trust Company. The Fund will notify the broker of its acceptance and valuation of the securities within five business days of their receipt by State Street Bank.
The Fund values such securities in the same manner as the Fund values its portfolio securities. The basis of the exchange will depend upon the net asset value of Shares on the day the securities are valued. One Share will be issued for each equivalent amount of securities accepted.
Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of the Fund, along with the securities.
TAX CONSEQUENCES
   Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Shares, a gain or loss may be realized by the investor.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the respective prospectuses.
DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:
     oaccording to the last sale price on a national securities exchange, if available;
     oin the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices and for bonds and other fixed income securities, as determined by an independent pricing service; or
     ofor short-term obligations according to the prices as furnished by an independent pricing service or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost or at fair value as determined in good faith by the Directors.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
EXCHANGE PRIVILEGE

This section relates only to Class F Shares of the Fund. For information regarding the Exchange Privilege for Class A Shares, Class B Shares, and Class C Shares of the Fund, please see the prospectus for these classes of Shares.
The Securities and Exchange Commission has issued an order exempting the Fund from certain provisions of the Investment Company Act of 1940. As a result, Fund shareholders are allowed to exchange all or some of their Class F Shares for Class F Shares in other Federated Funds (which are sold with a sales charge different from that of the Fund or with no sales charge and which are advised by subsidiaries or affiliates of Federated Investors) without the assessment of a contingent deferred sales charge on the exchanged Shares.
The order also allows certain other funds that are not advised by subsidiaries or affiliates of Federated Investors, which do not have a sales charge, to exchange their shares for Class F Shares on a basis other than their current offering price. These exchanges may be made to the extent that such shares were acquired in a prior exchange, at net asset value, for shares of a Federated Fund carrying a sales charge.
REDUCED SALES CHARGE
If a shareholder making such an exchange qualifies for a reduction or elimination of the sales charge, the shareholder must notify Federated Securities Corp.
REQUIREMENTS FOR EXCHANGE
Shareholders using this privilege must exchange Class F Shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.
This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund.
Further information on the exchange privilege and prospectuses for eligible Federated Funds are available by calling the Fund.
TAX CONSEQUENCES
Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the circumstances, a short-term or long-term capital gain or loss may be realized.


MAKING AN EXCHANGE
Instructions for exchanges for certain Federated Funds may be given in writing or by telephone. Written instructions may require a signature guarantee.
TELEPHONE INSTRUCTIONS
   Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Fund or its agents. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund or its agents. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.
   Telephoned exchange instructions may be recorded. They must be received by the transfer agent before 4:00 p.m. (Eastern time) for shares to be exchanged that day. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
REDEEMING SHARES

The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Shareholder redemptions may be subject to a contingent deferred sales charge. Redemption procedures are explained in the respective prospectuses under "How to Redeem Shares" or "Redeeming Class F Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.
Class B Shares redeemed within six years of purchase, Class C Shares and applicable Class A Shares redeemed within one year of purchase, and Class F Shares redeemed within four years of purchase may be subject to a contingent deferred sales charge. The amount of the contingent deferred sales charge is based upon the amount of the administrative fee paid at the time of purchase by the distributor to the financial institutions for services rendered, and the length of time the investor remains a shareholder in the Fund. Should financial institutions elect to receive an amount less than the administrative fee that is stated in the prospectus for servicing a particular shareholder, the contingent deferred sales charge and/or holding period for that particular shareholder will be reduced accordingly.
REDEMPTION IN KIND
Although the Fund intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.
Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Directors determine to be fair and equitable.
The Fund has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund is obligated to redeem Shares for any shareholder in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE
The amounts that a shareholder may withdraw under a Systematic Withdrawal Program that qualify for elimination of the Contingent Deferred Sales Charge may not exceed 12% annually with reference initially to the value of the Class B Shares upon establishment of the Systematic Withdrawal Program and then as calculated at the fiscal year end. Redemptions on a qualifying Systematic Withdrawal Program can be made at a rate of 1.00% monthly, 3.00% quarterly, 6.00% semi-annually with reference to the applicable account valuation amount. Amounts that exceed the 12.00% annual limit for redemption, as described, may be subject to the Contingent Deferred Sales Charge. To the extent that a shareholder exchanges Shares for Class B Shares of other Federated Funds, the time for which the exchanged-for Shares to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the 12 month holding requirement. However, for purposes of meeting the $10,000 minimum account value requirement, Class B Share account values will not be aggregated.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
     oderive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
     oderive less than 30% of its gross income from gains on the sale of securities held less than three months;
     oinvest in securities within certain statutory limits; and odistribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. Only a nominal portion of any income dividend paid by the Fund is expected to be eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.
CAPITAL GAINS
   Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held Fund Shares.
TOTAL RETURN

The Fund's average annual total returns for Class A Shares for the one-year and five-year periods ended February 29, 1996, and for the period from June 5, 1987 (date of initial public investment) to February 29, 1996, were 14.78%, 10.63%, and 12.12%, respectively.
The Fund's average annual total returns for Class B Shares for the one-year period ended February 29, 1996, and for the period from October 12, 1994 (date of initial public investment) to February 29, 1996, were 14.79% and 12.37%, respectively.
The Fund's average annual total returns for Class C Shares for the fiscal year ended February 29, 1996, and the period from April 30, 1993 (date of initial public investment) to February 29, 1996, were 19.39% and 7.34%, respectively.
The average annual total return for all classes of Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the offering price per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the monthly reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge is deducted from the ending value of the investments based on the lesser of the original purchase price or the offering price of Shares redeemed.
YIELD

The Fund's yields for Class A Shares, Class B Shares, and Class C Shares were 3.09%, 2.30%, and 2.31%, respectively, for the thirty-day period ended February 29, 1996.
The yield for all classes of Shares of the Fund is determined by dividing the net investment income per Share (as defined by the Securities and Exchange Commission) earned by any class of Shares over a thirty-day period by the maximum offering price per Share of any class of Shares on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by any class of Shares because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of Shares, the performance will be reduced for those shareholders paying those fees.
PERFORMANCE COMPARISONS

The Fund's performance of each class of Shares depends upon such variables as:
     oportfolio quality;
     oaverage portfolio maturity;
     otype of instruments in which the portfolio is invested;
     ochanges in interest rates and market value of portfolio securities; ochanges in the Fund's or a class of Shares' expenses; and ovarious other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     oLIPPER ANALYTICAL SERVICES, INC., for example, makes comparative calculations for one month, three month, one year, and five year periods which assume the reinvestment of all capital gains distributions and income dividends.
     oDOW JONES INDUSTRIAL AVERAGE (`DJIA') represents share prices of selected blue-chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average price of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.
     oSTANDARD & POOR'S RATINGS GROUP DAILY STOCK PRICE INDEX OF 500 COMMON
      STOCKS, a composite index of common stocks in industry, transportation, financial, and public utility companies, compares total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.
     oSTANDARD & POOR'S RATINGS GROUP UTILITY INDEX is an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.
     oDOW JONES UTILITY INDEX is an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.
     oMORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and other sales literature for any class of Shares may quote total returns which are calculated on nonstandardized base periods. These total returns also represent the historic change in the value of an investment in any class of Shares based on monthly reinvestment of dividends over a specified period of time.
From time to time, the Fund may advertise the performance of any class of Shares using charts, graphs and descriptions, compared to federally insured bank products including certificates of deposit and time deposits and to money market funds using the Lipper Analytical Services money market instruments average.
Advertisements may quote performance information which does not reflect the effect of a sales charge or contingent deferred sales charge, as applicable.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division. FINANCIAL STATEMENTS

The Financial Statements for the fiscal year ended February 29, 1996, are incorporated herein by reference to the Annual Report of the Fund dated February 29, 1996 (File Nos. 33-13388 and 811-5114). A copy of this report may be obtained without charge by contacting the Fund.



*Source:  Investment Company Institute


APPENDIX

Description of Bond Ratings
A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer.
Consequently, the Adviser believes that the quality of fixed income securities in which the Fund invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.
Moody's Investors Service, Inc. Corporate Bond Rating Definitions
AAA-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt-edged.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA-Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Standard and Poor's Ratings Group Long Term Debt Rating Definitions AAA-Debt rated `AAA'' has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.
AA-Debt rated `AA'' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A-Debt rated `A'' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.
BBB-Debt rated `BBB'' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
Moody's Investors Service, Inc. Commercial Paper Rating Definitions


PRIME-1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
     oLeading market positions in well established industries.
     oHigh rates of return on funds employed.
     oConservative capitalization structure with moderate reliance on debt and ample asset protection.
     oBroad margins in earning coverage of fixed financial charges and high internal cash generation.
     oWell-established access to a range of financial markets and assured sources of alternate liquidity.
Standard & Poor's Ratings Group Commercial Paper Rating Definitions A-1-This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. PART C. OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:
          (a) Financial Statements incorporated by reference to Registrant's Annual Report dated February 29, 1996. (File Nos. 33-13388 and 811-5114).

          (b)  Exhibits:
                (1) Copy of Amended and Restated Articles of Incorporation
                    of the Registrant (3.);
                    (i)  Copy of Articles of Incorporation, as amended
                         (5.);
                (2) Copy of By-Laws of the Registrant (1.);
                (3) Not applicable;
                (4)  (i)  .........Copies of Specimen Certificates for
                         Class A Shares, Class B Shares, Class C Shares and Class F Shares of the Registrant; +
                (5) Conformed copy of Investment Advisory Contract of the
                    Registrant (5.);
                (6)  (i) Conformed Copy of Distributor's Contract of the
                         Registrant, through and including Exhibits A
                         and B; (9.)
                    (ii) Conformed Copy of Exhibit C to Distributor's
                         Contract of the Registrant adding Class B Shares to the existing Distributor's Contract; (9.)
                    (iii)..........The Registrant incorporates the
                    conformed copy      of the specimen Mutual Funds Sales
                    and Service ...Agreement; Mutual Funds Service
                    Agreement; and      Plan Trustee/ Mutual Funds Service
                    Agreement .....from Item 24(b)(6) of the Cash Trust
                    Series II .....Registration Statement filed with the
                         Commission on July 24, 1995. (File Number 33-38550 and 811-6269);
                    (iv) Conformed Copy of Exhibit D to Distributor's
                         contract of the Registrant;+
                (7) Not applicable;
                (8) Conformed Copy of Custodian Contract of the
                    Registrant;(9.)
+    All exhibits have been filed electronically.
1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-2 filed April 16, 1987 (File Nos. 33-13388 and 811-5114).
3. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed May 18, 1988 (File Nos. 33-13388 and 811-5114).
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed February 21, 1990 (File Nos. 33-13388 and 811-5114).
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed May 24, 1995 (File Nos. 33-13388 and 811-5114).
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed February 29, 1996 (File Nos. 33-13388 and 811-
     5114).



                (9)  (i) Conformed Copy of the Agreement for Fund
                         Accounting Services, Administrative Services, Transfer Agency Services, Shareholder Recordkeeping, and Custody Services Procurement of the Registrant; (11.)
                     (ii)     The Registrant hereby incorporates the
                         conformed copy of the Shareholder Services Sub-Contract between National Pensions Alliance, LTD. and Federated Shareholder Services from Item 24(b)
                         (9)(ii) of Federated GNMA Trust Registration
                         Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-
                         3375);
                    (iii)     The response and exhibits described in Item
                         24(b)(6) are hereby incorporated by     reference;
                    (iv) Conformed Copy of Shareholder Services Agreement
                         of the Registrant; (9.)
               (10) Not applicable;
               (11) Not applicable;
               (12) Not applicable;
               (13) Not applicable;
               (14) Not applicable;
               (15)  (i) Copy of Rule 12b-1 Plan of the Registrant, through and including Exhibit A; (9.)
                    (ii) Copy of Exhibit B to the Rule 12b-1 Plan of the
                         Registrant adding Class B Shares to the existing Rule 12b-1 Plan; (9.)
                    (iii)     Copy of Exhibit C to the Rule 12b-1 Plan of
                         the Registrant; +
               (16) Copy of Schedule for Computation of Fund Performance
                    Data; (9.)
               (17) The Registrant incorporates the copy of the
                    Registrant's Financial Data Schedules from the Form NSAR filed with the Commission on April 26, 1996. (File Number 33-13388 and 811-5114);
               (18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);
               (19) Conformed Copy of Power of Attorney; +
Item 25.  Persons Controlled by or Under Common Control with Registrant:
          None

Item 26.  Number of Holders of Securities:
                                           Number of Record Holders
          Title of Class                    as of February 12, 1997
          Shares of capital stock
          ($0.001 per Share par value)
          Class A Shares                          64,543
          Class B Shares                           7,857
          Class C Shares                           4,139
          Class F Shares                          44,611

Item 27.  Indemnification: (1)
+    All exhibits have been filed electronically.
1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-2 filed April 16, 1987 (File Nos. 33-13388 and 811-5114).
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed May 24, 1995 (File Nos. 33-13388 and 811-5114).
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 filed April 25, 1996 (File Nos. 33-13388 and 811-
     5114).



Item 28.  Business and Other Connections of Investment Adviser:

     For a description of the other business of the investment adviser, see the section entitled "Fund Information - Management of the Fund" in Part A. The affiliations with the Registrant of five of the Officers of the investment adviser are included in Part B of this Registration Statement under "Federated Utility Fund, Inc. Management - Officers and Directors."

     The remaining Officers of the investment adviser are: William D. Dawson, Henry A. Frantzen, J. Thomas Madden, Mark L. Mallon, Executive Vice Presidents; Henry J. Gailliot, Senior Vice President-Economist; Peter R. Anderson, Drew J. Collins, Jonathan C. Conley, Mark E. Durbiano, J. Alan Minteer; Mary Jo Ochson, Sr. Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall S. Bauer, David F. Belton, David A. Briggs, Kenneth J. Cody, Deborah A. Cunninghan, Michael P. Donnelly, Linda A. Duessel, Kathleen M. Foody-Malus, Thomas
     M. Franks, Edward C. Gonzales, Timothy E. Keefe, Stephen A. Keen, Mark
     S. Kopinski, Jeff A. Kozemchak, Marian R. Marinack, Susan M. Nason, Robert J. Ostrowski, Frederick L. Plautz, Jr., Charles A. Ritter, James D. Roberge, Frank Semack, William F. Stotz, Sandra L. Weber; Vice Presidents; Todd A. Abraham, Michael J. Donnelly, James E. Grefenstette, Susan R. Hill, William R. Jamison, Aash Shah, Michael W. Sirianni, Paige M. Wilhelm, Asst. Vice Presidents; Stephen A. Keen, Secretary; Thomas R. Donahue, Treasurer; The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

Item 29.  Principal Underwriters:

(a) 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; Wesmark Funds; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.
          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Richard B. Fisher         Director, Chairman, Chief    President Federated
Investors Tower           Executive Officer, Chiefand Director
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive ViceExecutive Vice
Federated Investors Tower President, Federated,   President
Pittsburgh, PA 15222-3779 Securities Corp.

Thomas R. Donahue         Director, Assistant Secretary,
Federated Investors Tower Assistant Treasurer
Pittsburgh, PA 15222-3779 Federated Securities Corp

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779
Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779
Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779
Edward L. Smith           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek           Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779
     (c)  Not applicable.



Item 30.  Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promugated thereunder are maintained at one of the following locations:

Registrant                              Federated Investors Tower
                                   Pittsburgh, PA 15222-3779

Federated Shareholder Services
Company                            Federated Investors Tower
("Transfer Agent and Dividend           Pittsburgh, PA 15222-3779
Disbursing Agent")

Federated Services Company              Federated Investors Tower
("Administrator")                       Pittsburgh, PA 15222-3779

Passport Research, Ltd.                 Federated Investors Tower
("Adviser")                             Pittsburgh, PA 15222-3779

State Street Bank and Trust Co.         P.O. Box 8600
("Custodian")                      Boston, MA 02266-8604




Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:
          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.


                                SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED UTILITY FUND, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485 (a) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 21st day of February, 1997.

                       FEDERATED UTILITY FUND, INC.

               BY: /s/S. Elliott Cohan
               S. Elliott Cohan, Assistant Secretary
               Attorney in Fact for John F. Donahue
               February 21, 1997

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE

By:/s/S. Elliott Cohan
   S. Elliott Cohan         Attorney In Fact   February 21, 1997
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

   NAME                       TITLE

John F. Donahue*            Chairman and Director
                            (Chief Executive Officer)

Richard B. Fisher*          President and Director

John W. Monigle*            Executive Vice President
                            Secretary and Treasurer
                            (Principal Financial and
                            Accounting Officer)

Thomas J. Bigley*           Director

John T. Conroy, Jr.*        Director

William J. Copeland*        Director

James E. Dowd*              Director

Lawrence D. Ellis, M.D.*    Director

Edward L. Flaherty, Jr.*    Director

Peter E. Madden*            Director

Gregor F. Meyer*            Director

John E. Murray, Jr.         Director

Wesley W. Posvar*           Director

Marjorie P. Smuts*          Director

* By Power of Attorney